         July 29, 2002                                           PROSPECTUS


SUNAMERICA INCOME FUNDS

        SunAmerica Core Bond Fund
        SunAmerica U.S. Government Securities Fund
        SunAmerica GNMA Fund
        SunAmerica Strategic Bond Fund
        SunAmerica High Yield Bond Fund
        SunAmerica Tax Exempt Insured Fund

    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                          Table of Contents
--------------------------------------------------------------------------------

               FUND HIGHLIGHTS..............................  2
               SHAREHOLDER ACCOUNT INFORMATION.............. 14
               MORE INFORMATION ABOUT THE FUNDS............. 24
                Fund Investment Strategies.................. 24
                Glossary.................................... 26
                  Investment Terminology.................... 26
                  Risk Terminology.......................... 27
               FUND MANAGEMENT.............................. 28
               FINANCIAL HIGHLIGHTS......................... 30

         Fund Highlights
============================

         Q&A

      When deemed appropriate by an Adviser, a portfolio may engage in active trading when it frequently trades its portfolio securities to achieve its investment goal.

      The strategy of "fixed income investing" in which each Fund engages includes utilizing economic research and analysis of current economic conditions, potential fluctuations in interest rates, and, where relevant--particularly with respect to the issuers of high-yield, high-risk bonds--the strength of the underlying issuer. Each Fund will utilize this strategy in seeking to achieve its investment goal as described in the chart.

      Duration is a measure of the volatility or sensitivity of a bond's market value to changes in interest rates. Generally, the higher the duration, the more sensitive a bond's market value will be to interest rate changes.

      The Government National Mortgage Association (GNMA) is a government owned corporation and a federal agency. GNMA guarantees, with the full faith and credit of the U.S. Government, full and timely payment of all monthly principal and interest payments on the mortgage-backed pass-through securities which it issues. Shares of the Fund itself are not guaranteed or insured by the U.S. government or any government entity.

      The Tax Exempt Insured Fund's policy of investing, under normal market conditions, at least 80% of its assets in municipal bonds, the income of which is exempt from federal income taxes, is a fundamental policy of the Fund, which may not be changed without the approval of the Fund's shareholders.

The following questions and answers are designed to give you an overview of SunAmerica Income Funds (the "Trust"), and to provide you with information about the Trust's separate Funds and their investment goals, principal strategies and principal investment techniques. The goals of the U.S. Government Securities Fund and the GNMA Fund may not be changed without shareholder approval. There can be no assurance that any Fund's investment goal will be met or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided in the chart, under "More Information About the Funds," on pages 24 and 25, and the glossary that follows on pages 26 and 27.

Q: What are the Funds' investment goals, principal strategies and techniques?
A:

                                         Principal
                          Investment     Investment         Principal Investment
        Fund                 Goal         Strategy               Techniques
        ----          ------------------ ---------- -------------------------------------

Core Bond Fund        high level of      fixed      active trading of investment-grade
                      current income     income     fixed-income securities, or in
                      consistent with    investing  securities issued or guaranteed by
                      relative safety of            the U.S. government and mortgage-
                      capital                       backed or asset-backed securities
                                                    without regard to the maturities of
                                                    such securities. Under normal
                                                    market conditions, at least 80% of
                                                    the Fund's assets will be invested in
                                                    bonds.

U.S. Government       high current       fixed      active trading of securities of high
Securities Fund       income             income     credit quality issued or guaranteed
                      consistent with    investing  by the U.S. government, or any
                      relative safety of            agency or instrumentality thereof
                      capital                       without regard to the maturities of
                                                    such securities. Under normal
                                                    market conditions, at least 80% of
                                                    the Fund's assets will be invested in
                                                    such securities.

GNMA Fund             current income,    fixed      active trading of mortgage-backed
                      with capital       income     securities of high credit quality
                      appreciation as    investing  issued or guaranteed by the
                      a secondary                   Government National Mortgage
                      objective                     Association (GNMA) without
                                                    regard to the maturities of such
                                                    securities. Under normal market
                                                    conditions, at least 80% of the
                                                    Fund's assets will be invested in
                                                    such securities.

Strategic Bond Fund   high level of      fixed      active trading of a broad range of
(Formerly Diversified total return       income     bonds, including both investment
Income Fund)                             investing  grade and non-investment grade
                                                    bonds (which may include "junk
                                                    bonds") U.S. Government and
                                                    agency obligations, and mortgage-
                                                    backed securities, without regard to
                                                    the maturities of such securities.
                                                    Under normal market conditions, at
                                                    least 80% of the Fund's assets will
                                                    be invested in bonds.

                                           Principal
                            Investment     Investment                       Principal Investment
         Fund                  Goal         Strategy                             Techniques
         ----           ------------------ ---------- -----------------------------------------------------------------

High Yield Bond Fund    high level of      fixed      active trading of below-investment grade U.S. and foreign junk
(Formerly High          total return       income     bonds (rated below Baa by Moody's and below BBB by S&P)
Income Fund)                               investing  without regard to the maturities of such securities. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Funds assets will be invested in such securities.

Tax Exempt Insured Fund as high a level of fixed      invests, under normal market conditions, at least 80% of its
                        current income     income     assets in municipal bonds, the income of which is exempt from
                        exempt from        investing  federal income taxes, and that are insured as to the scheduled
                        federal income                payment of principal and interest for as long as such bonds are
                        taxes as is                   held by the Fund, without regard to the maturities of such
                        consistent with               securities.
                        preservation of
                        capital

Q: What are the principal risks of investing in the Funds?

A: The following section describes the principal risks of each Fund, and the chart on pages 24 and 25 describes various additional risks.

   Risks of Investing in Bonds--All Funds

     The bond market as a whole could go up or down (sometimes dramatically). Interest rates and bond prices typically move inversely to each other, therefore, as with any bond fund, the value of your investment in these Funds may go up or down in response to changes in interest rates. Also, defaults (or even the potential for future default) by bond issuers may cause the value of your investment in these Funds to go down.

   Additional Principal Risks--All Funds

     Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. Also, securities selected by a portfolio manager may fail to produce the intended return. As with any mutual fund, there is no guarantee that any Fund will be able to achieve its investment goal. If the value of the assets of the Fund goes down, you could lose money.

   Additional Principal Risks Specific to the Core Bond, Strategic Bond, High Yield Bond and Tax Exempt Insured Funds

     The Core Bond, Strategic Bond, High Yield Bond and Tax Exempt Insured Funds will invest in bonds with various credit ratings. The creditworthiness of the issuer is always a factor in analyzing fixed-income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

   Additional Principal Risks Specific to the Strategic Bond and High Yield Bond Funds

     The Strategic Bond Fund may, and the High Yield Bond Fund will, invest in "junk bonds," which are considered speculative. While fund management seeks to diversify the Funds and to engage in a credit analysis of each junk bond issuer in which they invest, junk bonds carry a substantial risk of default or they may already be in default. The market price for junk bonds may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Fund to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Fund to replace the security with a lower yielding security, which would decrease the return on such Fund.

   Additional Principal Risks Specific to the Core Bond and GNMA Funds

     The Core Bond Fund and the GNMA Fund will invest significantly in mortgage-backed securities, which entails the risk that the underlying principal may be "prepaid" at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Funds may be required to reinvest their assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Funds may exhibit price characteristics of longer-term debt securities. Generally, long term bonds are more interest rate sensitive.

   Additional Risks Specific to the Strategic Bond Fund

     By investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

         Fund Highlights
============================


Q: How have the Funds performed historically?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year, and compare the Funds' average annual returns, before and after taxes, to those of an appropriate market index. Sales charges are not reflected in the bar charts. If these amounts were reflected, returns would be less than those shown. Of course, past performance, before and after taxes, is not necessarily an indication of how a Fund will perform in the future. Performance information for Class I of the U.S. Government Securities and GNMA Funds and Class X of the GNMA Fund is not shown because the class has not been in existence for a full calendar year.

CORE BOND FUND    (CLASS A)+

                                   [CHART]                                      During the 10-year period shown in the
                                                                                bar chart, the highest return for a quarter
  92      93       94       95      96      97      98       99     00     01   was 6.23% (quarter ended 6/30/95) and
-----   -----   -------   ------   -----   -----   -----   ------  -----  ----- the lowest return for a quarter was
8.27%   9.29%   (5.43)%   18.79%   2.17%   9.28%   7.61%   (2.55)% 7.94%  6.84% -4.53% (quarter ended 3/31/94).

                                                                                The Fund's cumulative year-to-date return
                                                                                through the most recent calendar quarter,
                                                                                ended 6/30/02 was 2.08%.

Average Annual Total Returns                                                                         Class B & II Class I & Z
(as of the calendar year ended                                           Past One Past Five Past Ten    Since        Since
December 31, 2001)                                                         Year     Years    Years    Inception*  Inception*
Core Bond Fund**
Return Before Taxes                                    Class A             1.77%    4.72%    5.51%        N/A          N/A
                                                       Class B             0.86%    4.73%      N/A      5.49%          N/A
                                                       Class II            3.91%    4.86%      N/A      5.37%          N/A
                                                       Class I             6.69%      N/A      N/A        N/A        8.19%
                                                       Class Z             7.17%      N/A      N/A        N/A        8.45%
Return After Taxes on Distributions (Class A)                             -0.16%    2.19%    2.95%        N/A          N/A
Return After Taxes on Distributions and Sale of Fund Shares (Class A)***   1.05%    2.48%    3.11%        N/A          N/A
Lehman Brothers Aggregate Bond Index****                                   8.44%    7.43%    7.23%      7.53%       10.53%

  +Performance information shown is that of the Core Bond Fund, a series of North American Funds which was reorganized into the Fund on November 16, 2001 (the "Core Bond Reorganization"). The Fund commenced operations upon consummation of the Core Bond Reorganization. The Core Bond Fund of North American Funds had an investment objective, investment strategies and policies that were all substantially similar to those of the Fund. The annual returns of the shares of the Fund would differ from those shares of the Core Bond Fund only to the extent that the Fund is subject to different sales charges and expenses. If the Fund's sales charges and expenses were reflected, returns of the Fund's shares would be less than those shown.
  *Inception Date: Class A: 5/1/91; Class B: 4/1/94; Class II: 4/1/94; Class I:
   7/10/00; Class Z: 7/10/00. On November 16, 2001, upon the consummation of the Core Bond Reorganization, Class C shares of the Core Bond Fund were reorganized as Class II shares of the Fund and Class II shares of the Core Bond Fund were reorganized as Class Z shares of the Fund.
 **Includes sales charges.
***When the return after taxes on distributions and sales of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
****The Lehman Brothers Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown above are only for one class of shares offered by this Prospectus and will vary for other classes of shares. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Past performance, before and after taxes, is not indicative of how the Portfolio will perform in the future.

================================================================================


U.S. GOVERNMENT SECURITIES FUND    (CLASS B)

                                    [CHART]                                During the 10-year period shown in the
                                                                           bar chart, the highest return for a quarter
  92     93      94      95     96     97     98       99     00      01   was 5.61% (quarter ended 12/31/00) and
-----  -----  -------  ------  -----  -----  -----   ------  ------  ----  the lowest return for a quarter was
5.61%  4.39%  (1.36)%  14.88%  2.34%  7.21%  6.07%   (1.83)% 10.95%  4.96% -1.84% (quarter ended 3/31/96).

                                                                           The Fund's cumulative year-to-date return
                                                                           through the most recent calendar quarter,
                                                                           ended 6/30/02 was 4.68%.

Average Annual Total Returns
(as of the calendar year ended                                Past One Past Five Past Ten     Class A          Class II
December 31, 2001)                                              Year     Years    Years   Since Inception* Since Inception*
U.S. Governmental Securities Fund**
Return Before Taxes                                  Class A    0.77%    5.06%      N/A        5.19%              N/A
                                                     Class B   -0.04%    5.06%    5.35%          N/A              N/A
                                                     Class II   2.89%      N/A      N/A          N/A            5.72*
                                                     Class I      N/A      N/A      N/A          N/A              N/A
Return After Taxes on Distributions (Class B)                  -1.69%    3.21%    3.24%          N/A              N/A
Return After Taxes on Distributions and Sale of Fund
Shares (Class B)***                                            -0.04%    3.12%    3.23%          N/A              N/A
Lehman Brothers Government Index****                            7.23%    7.40%    7.14%        6.39%            7.99%

  *Inception Date: Class A: 10/1/93; Class B: 3/3/86; Class II: 6/1/99; Class
   I: 11/16/01.
 **Includes sales charges.
***When the return after taxes on distributions and sales of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
****The Lehman Brothers Government Index is a broad index composed solely of U.S. Treasury Securities maturing from 1-30 years. The index is derived from 1,970 securities.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown above are only for one class of shares offered by this Prospectus and will vary for other classes of shares. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Past performance, before and after taxes, is not indicative of how the Portfolio will perform in the future.

         Fund Highlights
============================

Q: How have the Funds performed historically?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year, and compare the Funds' average annual returns, before and after taxes, to those of an appropriate market index. Sales charges are not reflected in the bar charts. If these amounts were reflected, returns would be less than those shown. Of course, past performance, before and after taxes, is not necessarily an indication of how a Fund will perform in the future.

GNMA FUND    (CLASS B)

                                    [CHART]                                During the 10-year period shown in the
                                                                           bar chart, the highest return for a quarter
 92     93      94      95       96     97    98      99       00     01   was 5.86% (quarter ended 6/30/95) and
-----  -----  ------  -------  -----  -----  -----  -------  ------  ----- the lowest return for a quarter was
4.37%  2.44%  (1.64)%  17.30%  3.47%  9.47%  7.89%  (0.80)%  10.62%  6.77  -1.91% (quarter ended 3/31/96).

                                                                           The Fund's cumulative year-to-date return
                                                                           through the most recent calendar quarter,
                                                                           ended 6/30/02 was 4.70%.

Average Annual Total Returns                                                                      Class A
(as of the calendar year ended                                       Past One Past Five Past Ten   Since        Class II
December 31, 2001)                                                     Year     Years    Years   Inception* Since Inception*
GNMA Fund**
Return Before Taxes                                         Class A    2.41%    6.36%      N/A     6.27%           N/A
                                                            Class B    1.80%    6.40%    5.85%       N/A           N/A
                                                            Class II   4.72%      N/A      N/A       N/A         6.69%
                                                            Class I      N/A      N/A      N/A       N/A           N/A
                                                            Class X      N/A      N/A      N/A       N/A           N/A
Return After Taxes on Distributions (Class B)                         -1.14%    3.89%    3.54%       N/A           N/A
Return After Taxes on Distributions and Sale of Fund Shares
(Class B)***                                                           1.07%    3.87%    3.54%       N/A           N/A
Salomon Brothers GNMA Index****                                        8.25%    7.48%    7.21%       N/A         7.81%
Lipper GNMA Category+                                                  7.39%    6.54%    6.40%       N/A           N/A

  *Inception Date: Class A: 10/11/93; Class B: 4/25/83; Class II: 6/1/99; Class
   I: 11/16/01.
 **Includes sales charges.
***When the return after taxes on distributions and sales of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
****The Salomon Brothers GNMA Index is comprised of 126 issues of 15 and
    30-year fixed-rate pass-through mortgage-backed securities.
  +The Lipper GNMA category is comprised of funds that invest at least 65 percent of their assets in Government National Mortgage Association securities.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown above are only for one class of shares offered by this Prospectus and will vary for other classes of shares. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Past performance, before and after taxes, is not indicative of how the Portfolio will perform in the future.

================================================================================


STRATEGIC BOND FUND    (CLASS A)+
(FORMERLY DIVERSIFIED INCOME FUND)

                                    [CHART]                 During the 8-year period shown in the bar
                                                            chart, the highest return for a quarter was
 1994     1995    1996    1997   1998   1999   2000   2001  8.22% (quarter ended 6/30/95) and the
-------  ------  ------  ------  -----  -----  -----  ----- lowest return for a quarter was -5.76%
(6.79)%  18.57%  14.82%  10.75%  0.72%  1.36%  3.20%  6.45% (quarter ended 3/31/94).

                                                            The Fund's cumulative year-to-date return
                                                            through the most recent calendar quarter,
                                                            ended 6/30/02 was 0.24%.

Average Annual Total Returns
(as of the calendar year ended                                                    Class A                     Class I
December 31, 2001)                                            Past One Past Five   Since     Class B and II    Since
                                                                Year     Years   Inception* Since Inception* Inception*
Strategic Bond Fund**
Returns Before Taxes                                 Class A    1.36%    3.42%     5.26%           N/A            N/A
                                                     Class B    0.67%    3.43%       N/A         6.14%            N/A
                                                     Class II   3.71%    3.54%       N/A         6.03%            N/A
                                                     Class I    6.72%      N/A       N/A           N/A          5.72%
Return After Taxes on Distributions (Class A)                  -2.31%   -0.04%     1.68%           N/A            N/A
Return After Taxes on Distributions and sale of Fund
Shares (Class A)***                                             0.78%    1.01%     2.38%           N/A            N/A
LehmanBrothers Aggregate Bond Index****                         8.44%    7.43%     6.76%         7.53%         10.53%

  +Performance information shown is that of the Strategic Income Fund, a series of North American Funds, which was reorganized into the Fund on November 16, 2001 (the "Strategic Reorganization"). Prior to the Strategic Reorganization, the Fund conducted its operations under the name "Diversified Income Fund." From and after the consummation of the Strategic Reorganization, the Fund has an investment objective, investment strategies and policies that are all substantially similar to those of the Strategic Income Fund of North American Funds. The annual returns of the shares of the Fund would differ from those shares of the Strategic Income Fund only to the extent that the Fund is subject to different sales charges and expenses. If the Fund's sales charges and expenses were reflected, returns of the Fund's shares would be less than those shown.
  *Inception Date: Class A: 11/1/93; Class B: 4/1/94; Class II: 4/1/94; Class
   I: 7/10/00. On November 16, 2001, upon consummation of the Strategic Reorganization, Class C shares of the Strategic Income Fund were reorganized as Class II shares of the Fund.
 **Includes sales charges.
***When the return after taxes on distributions and sales of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases return.
****The Lehman Brothers Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown above are only for one class of shares offered by this Prospectus and will vary for other classes of shares. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Past performance, before and after taxes, is not indicative of how the Portfolio will perform in the future.

         Fund Highlights
============================

Q: How have the Funds performed historically?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year, and compare the Funds' average annual returns, before and after taxes, to those of an appropriate market index. Sales charges are not reflected in the bar charts. If these amounts were reflected, returns would be less than those shown. Of course, past performance, before and after taxes, is not necessarily an indication of how a Fund will perform in the future.

HIGH YIELD BOND FUND    (CLASS A) +
(FORMERLY HIGH INCOME FUND)

             [CHART]         During the 3-year period shown in the bar
                             chart, the highest return for a quarter was
       1999    2000    2001  5.57% (quarter ended 3/31/01) and the
       -----  -------  ----- lowest return for a quarter was -6.86%
       4.05%  (6.59)%  3.57% (quarter ended 12/31/00).

                             The Fund's cumulative year-to-date return through the most recent calendar quarter, ended 6/30/02 was -8.11%.

                                                                                                                    Class
Average Annual Total Returns                                                               Class A & B  Class II    I & Z
(as of the calendar year ended                                                    Past One    Since      Since      Since
December 31, 2001)                                                                  Year   Inception*  Inception* Inception*
High Yield Bond Fund**
Returns Before Taxes                                                     Class A   -1.33%    -0.99%         N/A       N/A
                                                                         Class B   -1.70%    -0.91%         N/A       N/A
                                                                         Class II   0.99%       N/A      -4.69%       N/A
                                                                         Class I    3.92%       N/A         N/A     0.71%
                                                                         Class Z    3.78%       N/A         N/A     0.86%
Return After Taxes on Distributions (Class A)                                      -5.31%    -4.65%         N/A       N/A
Return After Taxes on Distributions and Sale of Fund Shares (Class A)***           -0.80%    -2.52%         N/A       N/A
Salomon Smith Barney High Yield Market Index****                                    5.44%     1.91%      -0.70%     1.91%

  +Performance information shown is that of the High Yield Bond Fund, a series of North American Funds which was reorganized into the Fund on November 16, 2001 (the "High Yield Bond Reorganization"). Prior to the High Yield Bond Reorganization, the Fund conducted its operations under the name "High Income Fund." From and after the consummation of the High Yield Bond Reorganization, the Fund has an investment objective, investment strategies and policies that are all substantially similar to those of the High Yield Bond Fund of North American Funds. The annual returns of the shares of the Fund would differ from those shares of the High Yield Bond Fund only to the extent that the Fund is subject to different sales charges and expenses. If the Fund's sales charges and expenses were reflected, returns of the Fund's shares would be less than those shown.
  *Inception Date: Class A: 11/1/98; Class B: 11/1/98; Class II: 8/21/00; Class
   I: 11/1/98; Class Z: 11/1/98. On November 16, 2001, upon consummation of the High Yield Bond Reorganization, Class C shares of the High Yield Bond Fund were reorganized as Class II shares of the Fund and Class II shares of the High Yield Bond Fund were reorganized as Class Z shares of the Fund.
 **Includes sales charges.
***When the return after taxes on distributions and sales of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
****The Salomon Smith Barney High Yield Market Index is a broad-based unmanaged index composed of high yield securities.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown above are only for one class of shares offered by this Prospectus and will vary for other classes of shares. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Past performance, before and after taxes, is not indicative of how the Portfolio will perform in the future.

--------------------------------------------------------------------------------

TAX EXEMPT INSURED FUND    (CLASS A)

                                    [CHART]                                 During the 10-year period shown in the
                                                                            bar chart, the highest return for a quarter
 92     93      97      95     96     97     98       99       00       01  was 6.07% (quarter ended 3/31/95) and
-----  ----- -------  ------  -----  -----  -----  -------   ------   ----- the lowest return for a quarter was
6.59%  7.85% (3.99)%  15.66%  3.33%  8.63%  5.55%  (3.59)%   10.63%   3.37% -4.80% (quarter ended 3/31/94).

                                                                            The Fund's cumulative year-to-date return
                                                                            through the most recent calendar quarter,
                                                                            ended 6/30/02 was 3.98%.

Average Annual Total Returns                                                                      Class B    Class II
(as of the calendar year ended                                       Past One Past Five Past Ten   Since      Since
December 31, 2001)                                                     Year     Years    Years   Inception* Inception*
Tax Exempt Insured Fund**
Returns Before Taxes                                        Class A   -1.51%    3.78%    4.74%       N/A        N/A
                                                            Class B   -2.36%    3.77%      N/A     3.94%        N/A
                                                            Class II   0.64%      N/A      N/A       N/A      3.17%
Return After Taxes on Distributions (Class A)                         -1.51%    3.78%    4.74%       N/A        N/A
Return After Taxes on Distributions and Sale of Fund Shares
(Class A)****                                                          0.71%    3.89%    4.75%       N/A        N/A
Lehman Brothers Municipal Bond Index***                                5.13%    5.98%    6.63%     5.68%      5.33%

  *Inception Date: Class A: 11/22/85; Class B: 10/4/93; Class II 6/1/99. **Includes sales charges.
***When the return after taxes on distributions and sales of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
****The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market. It is currently derived from approximately 40,000 issues.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown above are only for one class offered by this Prospectus and after-tax returns for other classes will vary. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Past performance, before and after taxes, is not indicative of how the Portfolio will perform in the future.

         Fund Highlights
============================

Q: What are the Funds' expenses?

A: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


                                                                                     Core Bond Fund
                                                             ----------------------------------------------------------
                                                              Class A     Class B     Class II   Class I/(8)/  Class Z/(8)/
                                                             -------     -------     --------    -----------   -----------
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)                                   4.75%       4.00%       2.00%          None          None

Maximum Sales Charge (Load) Imposed on Purchases (as a
 percentage of offering price)/(1)/                           4.75%        None       1.00%          None          None

 Maximum Deferred Sales Charge (Load) (as a percentage of
   amount redeemed/(2)/                                        None       4.00%       1.00%          None          None

 Maximum Sales Charge (Load) Imposed on Reinvested Dividends   None        None        None          None          None

 Redemption Fee/(3)/                                           None        None        None          None          None

 Exchange Fee                                                  None        None        None          None          None

Maximum Account Fee                                            None        None        None          None          None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                               0.60%       0.60%       0.60%         0.60%         0.60%

 Distribution and/or Service (12b-1) Fees/(4)/                0.35%       1.00%       1.00%          None          None

 Other Expenses                                               0.57%       0,70%       0.70%         0.76%         0.16%

Total Annual Fund Operating Expenses                          1.52%       2.30%       2.30%         1.36%         0.76%

Expense Reimbursement                                         0.19%       0.32%       0.32%         0.13%            --

Net Expenses                                                  1.33%/(6)/  1.98%/(6)/  1.98%/(6)/    1.23%/(6)/    0.76%/(6)/

                                                                              U.S. Government
                                                                           Securities Fund/(5)/
                                                             --------------------------------------------
                                                              Class A     Class B     Class II   Class I/(8)/
                                                             -------     -------     --------    -----------
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)                                   4.75%       4.00%       2.00%          None

Maximum Sales Charge (Load) Imposed on Purchases (as a
 percentage of offering price)/(1)/                           4.75%        None       1.00%          None

 Maximum Deferred Sales Charge (Load) (as a percentage of
   amount redeemed/(2)/                                        None       4.00%       1.00%          None

 Maximum Sales Charge (Load) Imposed on Reinvested Dividends   None        None        None          None

 Redemption Fee/(3)/                                           None        None        None          None

 Exchange Fee                                                  None        None        None          None

Maximum Account Fee                                            None        None        None          None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                               0.64%       0.64%       0.64%         0.64%

 Distribution and/or Service (12b-1) Fees/(4)/                0.35%       1.00%       1.00%          None

 Other Expenses                                               0.34%       0.37%       0.57%         0.63%

Total Annual Fund Operating Expenses                          1.33%       2.01%       2.21%         1.27%

Expense Reimbursement                                         0.01%       0.01%       0.16%         0.05%

Net Expenses                                                  1.32%/(6)/  2.00%/(6)/  2.05%/(6)/    1.22%/(6)/

                                                                                      GNMA Fund/(5)/
                                                             -----------------------------------------------------------
                                                              Class A     Class B     Class II   Class I/(5)(8)/ Class X/(8)/
                                                             -------     -------     --------    --------------  -----------
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load)                                   4.75%       4.00%       2.00%           None           None

Maximum Sales Charge (Load) Imposed on Purchases (as a
 percentage of offering price)/(1)/                           4.75%        None       1.00%           None           None

 Maximum Deferred Sales Charge (Load) (as a percentage of
   amount redeemed/(2)/                                        None       4.00%       1.00%           None           None

 Maximum Sales Charge (Load) Imposed on Reinvested Dividends   None        None        None           None           None

 Redemption Fee/(3)/                                           None        None        None           None           None

 Exchange Fee                                                  None        None        None           None           None

Maximum Account Fee                                            None        None        None           None           None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                               0.47%       0.47%       0.47%          0.47%          0.47%

 Distribution and/or Service (12b-1) Fees/(4)/                0.35%       1.00%       1.00%           None           None

 Other Expenses                                               0.36%       0.36%       0.38%          2.42%          0.42%

Total Annual Fund Operating Expenses                          1.18%       1.83%       1.85%          2.89%          0.89%/(9)/

Expense Reimbursement                                            --          --          --          2.00%             --

Net Expenses                                                  1.18%/(7)/  1.83%/(7)/  1.85%/(7)/     0.89%/(6)/     0.89%/(9)/

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See pages 14-15 for more information on the CDSCs.

(3) A $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) "Other Expenses," "Total Annual Fund Operating Expenses" and "Expense Reimbursement" are estimated.

(6) The Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory and Management Agreement subject to the net expense ratios set forth above. The Adviser will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses Before Expense Reimbursement be higher than the net expense ratio. The Adviser may not increase such ratios, which are contractually required by agreement with the Board of Trustees, without the approval of the Trustees, including a majority of the Independent Trustees. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Independent Trustees.

                Strategic                                                                            Tax Exempt Insured
                Bond Fund                                 High Yield Bond Fund                              Fund
------------------------------------      -----------------------------------------------------  ----------------------
Class A Class B  Class II   Class I/(8)/  Class A Class B  Class II   Class I/(8)/  Class Z/(8)/ Class A Class B  Class II
------- ------- --------    -----------   ------- ------- --------    -----------   -----------  ------- ------- --------

 4.75%   4.00%   2.00%          None       4.75%   4.00%   2.00%          None          None      4.75%   4.00%   2.00%

 4.75%    None   1.00%          None       4.75%    None   1.00%          None          None      4.75%    None   1.00%

  None   4.00%   1.00%          None        None   4.00%   1.00%          None          None       None   4.00%   1.00%

  None    None    None          None        None    None    None          None          None       None    None    None

  None    None    None          None        None    None    None          None          None       None    None    None

  None    None    None          None        None    None    None          None          None       None    None    None

  None    None    None          None        None    None    None          None          None       None    None    None

 0.65%   0.65%   0.65%         0.65%       0.75%   0.75%   0.75%         0.75%         0.75%      0.50%   0.50%   0.50%

 0.35%   1.00%   1.00%          None       0.35%   1.00%   1.00%          None          None      0.35%   1.00%   1.00%

 0.53%   0.55%   0.65%         1.03%       0.38%   0.37%   0.43%         3.74%         0.21%      0.44%   0.54%   1.01%

 1.53%   2.20%   2.30%         1.68%       1.48%   2.12%   2.18%         4.49%         0.96%      1.29%   2.04%   2.51%

    --      --      --         0.24%          --      --      --         3.04%            --         --      --      --

 1.53%   2.20%   2.30%/(7)/    1.44%/(6)/  1.48%   2.12%   2.18%/(7)/    1.45%/(6)/    0.96%      1.29%   2.04%   2.51%/(7)/

(7) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following classes do not exceed the amounts set forth below:

       GNMA Fund, Class A.......................................... 0.99%
       GNMA Fund, Class B.......................................... 1.64%
       GNMA Fund, Class II......................................... 1.64%
       Strategic Bond Fund, Class II............................... 2.22%
       High Yield Bond Fund, Class II.............................. 2.18%
       Tax Exempt Insured Fund, Class II........................... 1.95%

These waivers and reimbursements will continue indefinitely, but may be terminated at any time.

(8) Class I, Class X and Class Z shares are offered exclusively to participants in certain employee retirement plans and other programs.
(9) Based upon current expenses rather than those as of fiscal year end.

         Fund Highlights
============================

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:

If you redeem your investment at the end of the periods indicated:

                                                1 Year 3 Years 5 Years 10 Years

CORE BOND FUND
  Class A......................................  $604   $876   $1,169   $2,000
  Class B*.....................................   601    921    1,268    2,139
  Class II.....................................   399    715    1,157    2,383
  Class I......................................   125    390      676    1,489
  Class Z......................................    78    243      422      942

U.S. GOVERNMENT SECURITIES FUND
  Class A......................................  $603   $873   $1,164   $1,990
  Class B*.....................................   603    927    1,278    2,152
  Class II.....................................   406    736    1,192    2,455
  Class I......................................   124    387      670    1,477

GNMA FUND
  Class A......................................  $590   $832   $1,093   $1,839
  Class B*.....................................   586    876    1,190    1,978
  Class II.....................................   386    676    1,091    2,247
  Class I......................................   292    895    1,523    3,214
  Class X......................................    91    284      493    1,096

STRATEGIC BOND FUND
  Class A......................................  $622   $932   $1,265   $2,201
  Class B*.....................................   622    985    1,375    2,354
  Class II.....................................   431    811    1,318    2,709
  Class I......................................   147    456      787    1,724

HIGH YIELD BOND FUND
  Class A......................................  $618   $921   $1,245   $2,159
  Class B*.....................................   615    964    1,339    2,289
  Class II.....................................   419    775    1,258    2,588
  Class I......................................   148    459      792    1,735
  Class Z......................................    98    306      531    1,178

TAX EXEMPT INSURED FUND
  Class A......................................   600    865    1,149    1,958
  Class B*.....................................   607    940    1,298    2,176
  Class II.....................................   452    874    1,422    2,917

You would pay the following expenses if you did not redeem your shares:
                                                1 Year 3 Years 5 Years 10 Years

CORE BOND FUND
  Class A......................................  $604   $876   $1,169   $2,000
  Class B*.....................................   201    621    1,068    2,139
  Class II.....................................   299    715    1,157    2,383
  Class I......................................   125    390      676    1,489
  Class Z......................................    78    243      422      942

U.S. GOVERNMENT SECURITIES FUND
  Class A......................................  $603   $873   $1,164   $1,990
  Class B*.....................................   203    627    1,078    2,152
  Class II.....................................   306    736    1,192    2,455
  Class I......................................   124    387      670    1,477

--------------------------------------------------------------------------------

                                               1 Year 3 Years 5 Years 10 Years

 GNMA FUND
   Class A....................................  $590   $832   $1,093   $1,839
   Class B*...................................   186    576      990    1,978
   Class II...................................   286    676    1,091    2,247
   Class I....................................   292    895    1,523    3,214
   Class X....................................    91    284      493    1,096

 STRATEGIC BOND FUND
   Class A....................................  $622   $932   $1,265   $2,201
   Class B*...................................   222    685    1,175    2,354
   Class II...................................   331    811    1,318    2,709
   Class I....................................   147    456      787    1,724

 HIGH YIELD BOND FUND
   Class A....................................  $618   $921   $1,245   $2,159
   Class B*...................................   215    664    1,139    2,289
   Class II...................................   319    775    1,258    2,588
   Class I....................................   148    459      792    1,735
   Class Z....................................    98    306      531    1,178

 TAX EXEMPT INSURED FUND
   Class A....................................  $600   $865   $1,149   $1,958
   Class B*...................................   207    640    1,098    2,176
   Class II...................................   352    874    1,422    2,917

--------
* Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 14. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.
+ The Adviser is voluntarily waiving fees and/or reimbursing expenses for these classes. This fee waiver and/or expense reimbursement is not reflected in the Example above. These waivers and reimbursements will continue indefinitely, but may be terminated at any time. The following are your costs after these fee waivers and/or expense reimbursements:

 If you redeemed your investment:
                                               1 year 3 years 5 years 10 years
 GNMA Fund, Class A...........................  $571   $775   $  996   $1,630
 GNMA Fund, Class B...........................   567    817    1,092    1,770
 GNMA Fund, Class II..........................   365    612      983    2,024
 Strategic Bond Fund, Class II................   423    787    1,278    2,629
 High Yield Bond Fund, Class II...............   419    775    1,258    2,588
 Tax Exempt Insured Fund, Class II............   396    706    1,142    2,352

 If you did not redeem your shares:
                                               1 year 3 years 5 years 10 years
 GNMA Fund, Class A...........................  $571   $775   $  996   $1,630
 GNMA Fund, Class B...........................   167    517      892    1,770
 GNMA Fund, Class II..........................   265    612      983    2,024
 Strategic Bond, Class II.....................   323    787    1,278    2,629
 High Yield Bond Fund, Class II...............   319    775    1,258    2,588
 Tax Exempt Insured Fund, Class II............   296    706    1,142    2,352

         Shareholder Account Information

SELECTING A SHARE CLASS

Each Fund offers a number of classes of shares through this Prospectus, including: Class A, Class B, Class II, Class I, Class X and Class Z.

Each class of shares has its own cost structure, or requirements, so you can choose the one best suited to your investment needs. An investor may purchase Class B shares up to $500,000 in any one purchase. Class X shares are offered exclusively for sale to certain group plans including, but not limited to, state-sponsored tuition saving plans. Your broker or financial advisor can help you determine which class is right for you.

         CLASS A                    CLASS B                   CLASS II
..  Front-end sales         .  No front-end sales      .  Front-end sales
   charges, as described      charge; all your money     charge, as described
   below. There are           goes to work for you       below.
   several ways to reduce     right away.             .  Higher annual expenses
   these charges, also     .  Higher annual expenses     than Class A shares.
   described below.           than Class A shares.    .  Deferred sales charge
..  Lower annual expenses   .  Deferred sales charge      on shares you sell
   than Class B or Class      on shares you sell         within eighteen months
   II shares.                 within six years of        of purchase, as
                              purchase, as described     described below.
                              below.                  .  No conversion to Class
                           .  Automatic conversion       A.
                              to Class A shares
                              approximately eight
                              years after purchase.
                           .  Purchases in an amount
                              over $500,000 are
                              generally not
                              permitted. You should
                              consult with your
                              financial advisor to
                              determine whether
                              other share classes
                              are more beneficial
                              given your
                              circumstances.

                 CLASS I                             CLASS Z
    .  Offered exclusively to certain   .  Offered exclusively to certain
       institutions.                       SunAmerica affiliated
    .  Also offered to the SunAmerica      companies' retirement plan (the
       Aggressive Growth, Moderate         "Plan").
       Growth and Conservative Growth   .  No sales charges.
       LifeStage Funds, which are       .  Lower annual expenses than
       funds-of-funds.                     Class A, Class B, Class II or
    .  No sales charges.                   Class I shares.
    .  Lower annual expenses than
       Class A, Class B or Class II
       shares.

CALCULATION OF SALES CHARGES

CLASS A. Sales Charges are as follows:

                                                Sales Charge    Concession to Dealers
                                              ---------------------------------------
                                                % of   % of Net         % of
                                              Offering  Amount        Offering
                                               Price   Invested         Price
Your Investment                               -------- -------- ---------------------
Less than $100,000...........................  4.75%    4.99%           4.00%
$100,000 but less than $250,000..............  3.75%    3.90%           3.00%
$250,000 but less than $500,000..............  3.00%    3.09%           2.25%
$500,000 but less than $1,000,000............  2.10%    2.15%           1.35%
$1,000,000 or more...........................   None     None           1.00%

INVESTMENTS OF $1 MILLION OR MORE. Class A shares are available with no front-end sales charge. However, a 1% CDSC is imposed on any shares you sell within one year of purchase and a 0.50% CDSC is charged on any shares you sell after the first year and within the second year after purchase.

CLASS B. Shares are offered at their net asset value per share, without any front-end sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

    Years after purchase                          CDSC on shares being sold
    1st year or 2nd year                          4.00%
    3rd or 4th year                               3.00%
    5th year                                      2.00%
    6th year                                      1.00%
    7th year and thereafter                       None

If you purchased Class B shares of a Fund prior to January 2, 2002, the CDSC schedule applicable at the time you originally purchased the shares will continue to apply. Any Class B shares purchased subsequent to January 2, 2002 will be subject to the CDSC schedule described above.

CLASS II. Sales Charges are as follows:

                      Sales Charge    Concession to Dealers
                    ----------------- ---------------------
                      % of   % of Net         % of
                    Offering  Amount        Offering
                     Price   Invested         Price
                    -------- -------- ---------------------
                      1.00%    1.01%          1.00%

There is also a CDSC of 1% on shares you sell within 18 months after you buy them.

DETERMINATION OF CDSC. Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

If you acquired your Class B or Class II shares in connection with the reorganization of a North American Fund into your Fund, the CDSC schedule applicable at the time you originally purchased the shares will continue to apply (even if you exchange your shares for shares of another fund distributed by SunAmerica Capital Services, Inc.). Any Class B or Class II shares that you purchase subsequent to the reorganization will be subject to the CDSC schedule described above. See the Statement of Additional Information for information on the CDSC schedule imposed by North American Funds that may continue to be applicable to your shares.

For purposes of the CDSC, we count all purchases you make during a calendar month as having been made on the FIRST day of that month.

SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS. Various individuals and institutions may purchase Class A shares without front-end sales charges, including:

  . financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Fund shares in fee-based investment products under an agreement with SunAmerica Capital Services, Inc. (this waiver may also apply to front-end sales charges of Class II shares)

  .  participants in certain retirement plans that meet applicable conditions

  . Fund Trustees and other individuals, and their families, who are affiliated with any Fund or any Fund distributed by SunAmerica Capital Services, Inc.

  . selling brokers and their employees and sales representatives and their families

We will generally waive the CDSC for Class B or Class II shares in the following cases:

  . within one year of the shareholder's death or becoming legally disabled (individual and joint tenancy accounts only)

  . taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica Funds Services, Inc. serves as fiduciary and in which the plan participant or account holder has attained the age of 59 1/2 at the time the redemption is made

  . Fund Trustees and other individuals who are affiliated with any Fund or any Fund distributed by SunAmerica Capital Services, Inc.

  . to make payments through the Systematic Withdrawal Plan (subject to certain conditions)

We will generally waive the front-end sales charge for Class II shares purchased through certain financial intermediaries that maintain omnibus accounts and have executed an agreement with the SunAmerica Capital Services, Inc. to sell Class II shares with no front-end sales charge.

REDUCING YOUR CLASS A SALES CHARGES. There are several special purchase plans that allow you to combine multiple purchases of Class A shares of SunAmerica Mutual Funds to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial advisor, or consult the Statement of Additional Information.

To utilize: if you think you may be eligible for a sales charge reduction or CDSC waiver, contact your broker or financial advisor.

REINSTATEMENT PRIVILEGE. If you sell shares of a Fund, you may invest some or all of the proceeds in the same share class of the same Fund within one year without a sales charge. A shareholder may use the reinstatement privilege only one time after selling such shares. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. This may impact the amount of gain or loss recognized on the previous sale for tax purposes. All accounts involved must be registered in the same name(s).

         Shareholder Account Information


DISTRIBUTION AND SERVICE FEES

Each class of shares of each Fund (other than Class I, Class X and Class Z) has its own 12b-1 plan that provides for distribution and account maintenance and service fees (payable to SunAmerica Capital Services, Inc.) based on a percentage of average daily net assets, as follows:

                                        ACCOUNT MAINTENANCE AND
                 CLASS DISTRIBUTION FEE       SERVICE FEE
                   A         0.10%               0.25%
                   B         0.75%               0.25%
                  II         0.75%               0.25%

Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, SunAmerica Capital Services, Inc. is paid a fee of 0.25% of average daily net assets of Class I shares in compensation for providing additional shareholder services to Class I shareholders.

OPENING AN ACCOUNT (CLASSES A, B AND II)

Read this prospectus carefully.

Determine how much you want to invest. The minimum initial investments for the Funds are as follows:

  .  non-retirement account: $500

  .  retirement account: $250

  .  dollar cost averaging: $500 to open; you must invest at least $25 a month

The minimum subsequent investments for the Funds are as follows:

  .  non-retirement account: $100

  .  retirement account: $25

  . Complete the appropriate parts of the Account Application, carefully following the instructions. If you have any questions, please contact your broker or financial advisor or call Shareholder Services at 1-800-858-8850, extension 5125, or Dealer Services at extension 5226.

  . Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

  . Make your initial investment using the chart on page 20. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

         Shareholder Account Information


BUYING SHARES (CLASSES A, B AND II)

Opening an account                                 Adding to an account

By check

--------------------------------------------------------------------------------
         .  Make out a check for          .  Make out a check for
            the investment                   the investment
            amount, payable to               amount payable to
            the specific Fund or             the specific Fund or
            SunAmerica Fund. An              SunAmerica Funds.
            account cannot be                Shares cannot be
            opened with a                    purchased with a
            SunAmerica Money                 SunAmerica Money
            Market Fund or                   Market Fund or
            SunAmerica Municipal             SunAmerica Municipal
            Money Market Fund                Money Market Fund
            check.                           check.
         .  Deliver the check             .  Include the stub
            and your completed               from your Fund
            Account Application              statement or a note
            (and Supplemental                specifying the Fund
            Account Application,             name, your share
            if applicable) to                class, your account
            your broker or                   number and the
            financial advisor,               name(s) in which the
            or mail them to:                 account is
                                             registered.
              (via regular mail)          .  Indicate the Fund
              SunAmerica Fund                and account number
              Services                       in the memo section
              c/o NFDS                       of your check.
              PO Box 219186               .  Deliver the check
              Kansas City, MO                and your stub or
              64121-9186                     note to your broker
                                             or financial
              (via Express,                  advisor, or mail
              Certified and                  them to:
              Registered Mail)
              SunAmerica Fund                  (via regular mail)
              Services                         SunAmerica Fund
              c/o NFDS                         Services
              330 W 9th St.                    c/o NFDS
              Kansas City, MO                  PO Box 219186
              64105-1514                       Kansas City, MO
                                               64121-9186
         .  All purchases must
            be in U.S. dollars.                (via Express,
            Cash will not be                   Certified and
            accepted. A $25.00                 Registered Mail)
            fee will be charged                SunAmerica Fund
            for all checks                     Services
            returned due to                    c/o NFDS
            insufficient funds.                330 W 9th St.
                                               Kansas City, MO
                                               64105-1514

By wire

--------------------------------------------------------------------------------
         .  Deliver your                  .  Instruct your bank
            completed                        to wire the amount
            application to your              of your investment
            broker or financial              to:
            advisor or fax it to
            SunAmerica Fund                    State Street Bank
            Services, Inc. at                  & Trust Company
            212-551-5585.                      Boston, MA
         .  Obtain your account                ABA #0110-00028
            number by referring                DDA #99029712
            to your statement or
            by calling your             Specify the Fund name,
            broker or financial         your share class, your
            advisor or                  Fund number, ac-count
            Shareholder Services        number, the name(s) in
            at 1-800-858-8850,          which the account is
            extension 5125, or          registered. Your bank may
            Dealer Services at          charge a fee to wire
            extension 5226.             funds.
         .  Instruct your bank
            to wire the amount
            of your investment
            to:

              State Street Bank
              & Trust Company
              Boston, MA
              ABA #0110-00028
              DDA #99029712

       Specify the Fund name,
       your choice of share
       class, your new Fund
       number and account number
       and the name(s) in which
       the account is
       registered. Your bank may
       charge a fee to wire
       funds.

To open or add to an account using dollar cost averaging, see "Additional Investor Services."

SELLING SHARES (CLASSES A, B AND II)

How                                                Requirements

    Through Your Broker or Financial
    Advisor

    ----------------------------------    .  Call your broker or financial
      .  Accounts of any type.               advisor to place your order
      .  Sales of any amount.                to sell shares.

 By mail                                     .  Write a letter of instruction
                                                indicating the Fund name,
 ----------------------------------             your share class, your
   .  Accounts of any type.                     account number, the name(s)
   .  Include all signatures and                in which the account is
      any additional documents that             registered and the dollar
      may be required (see next                 value or number of shares you
      page).                                    wish to sell.
   .  Mail the materials to:                 .  Sales of $100,000 or more
                                                require the letter of
        (via regular mail)                      instruction to have a
        SunAmerica Fund Services                signature guarantee as
        c/o NFDS                                described below.
        PO Box 219186                        .  A check will normally be
        Kansas City, MO 64121-9186              mailed on the next business
                                                day to the name(s) and
        (via Express, Certified and             address in which the account
        Registered Mail)                        is registered, or otherwise
        SunAmerica Fund Services                according to your letter of
        c/o NFDS                                instruction.
        330 W 9th St.
        Kansas City, MO 64105-1514

 By phone                                    .  Call Shareholder Services at
                                                1-800-858-8850, extension
 ----------------------------------             5125 or Dealer Services at
   .  Most accounts.                            extension 5226 between
   .  Sales of less than $100,000.              8:30 a.m. and 7:00 p.m.
                                                (Eastern Time) on most
                                                business days. State the Fund
                                                name, the name of the person
                                                requesting the redemption,
                                                your share class, your
                                                account number, the name(s)
                                                in which the account is
                                                registered and the dollar
                                                value or number of shares you
                                                wish to sell.
                                             .  A check will be mailed to the
                                                name(s) and address in which
                                                the account is registered, or
                                                to a different address
                                                indicated in a written
                                                authorization previously
                                                provided to the Fund by the
                                                shareholder(s) on the account.

 By wire

 ----------------------------------
   .  Request by mail to sell any
      amount (accounts of any
      type). A signature guarantee           .  Proceeds will normally be
      may be required in certain                wired on the next business
      circumstances.                            day. A $15 fee will be
   .  Request by phone to sell less             deducted from your account.
      than $100,000.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services."

         Shareholder Account Information


SELLING SHARES IN WRITING (CLASSES A, B AND II). In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

  .  your address of record has changed within the past 30 days

  .  you are selling more than $100,000 worth of shares

  . you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

  .  a broker or securities dealer

  .  a federal savings, cooperative or other type of bank

  .  a savings and loan or other thrift institution

  .  a credit union

  .  a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

OPENING AN ACCOUNT, BUYING AND SELLING SHARES (CLASS I)

Class I shares of the Funds are offered exclusively for sale to certain trust institutions, bank trust departments, group plans and employee plans that have an agreement with SunAmerica Capital Services, Inc. to sell Class I shares. Class I shares are also offered to the SunAmerica Aggressive Growth, Moderate Growth and Conservative Growth LifeStage Funds. Inquiries regarding the purchase, redemption or exchange of Class I shares or the making or changing of investment choices should be directed to your financial advisor or plan administrator.

OPENING AN ACCOUNT, BUYING AND SELLING SHARES (CLASS X)

Class X shares are offered exclusively for sale to certain group plans including, but not limited to, state-sponsored tuition savings plans that have an agreement with SunAmerica Capital Services, Inc. to sell Class X shares (a "Plan"). Class X shares may be purchased or redeemed only by the Plan on behalf of individual Plan participants at net asset value without any sales or redemption charge. Class X shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to their contributions in the Plan. All purchases of Fund shares through the Plan will be of Class X shares. Inquiries regarding the purchase, redemption or exchange of Class X shares or the making or changing of investment choices should be directed to your financial advisor or plan administrator.
OPENING AN ACCOUNT, BUYING AND SELLING SHARES (CLASS Z)

Class Z shares of the applicable Funds are offered exclusively for sale to participants in the Plan. Such shares may be purchased or redeemed only by the Plan on behalf of individual Plan participants at net asset value without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to their contributions in the Plan. All purchases of Fund shares through the Plan will be of Class Z shares.

Inquiries regarding the purchase, redemption or exchange of Class Z shares or the making or changing of investment choices in the Plan should be directed to your Plan's administrator.

TRANSACTION POLICIES (ALL FUNDS AND CLASSES)

VALUATION OF SHARES. The net asset value per share (NAV) for each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Fund also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the Fund's shares may change on days when you will not be able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets for which market quotations are not readily available are valued at fair value following procedures approved by the Trustees.

BUY AND SELL PRICES. When you buy Class A, Class B or Class II shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell Class A, Class B or Class II shares, you receive the NAV minus any applicable CDSCs. When you buy Class I, Class X or Class Z shares, you pay the NAV. When you sell Class I, Class X or Class Z shares, you receive the NAV.

EXECUTION OF REQUESTS. Each Fund is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust receives your request in good order. If the Trust or SunAmerica Capital Services, Inc. receives your order before the Fund's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If the Trust or SunAmerica Capital Services, Inc. receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Fund before its close of business. The Trust and SunAmerica Capital Services, Inc. reserve the right to reject any order to buy shares.

During periods of extreme volatility or market crisis, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Each of the Strategic Bond Fund and High Yield Bond Fund may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when such Fund does not price its shares. As a result, the value of these Funds' shares may change on days when you will not be able to purchase or redeem your shares.

If the Trust determines that it would be detrimental to the best interests of the remaining shareholders of the Trust to make payment of redemption proceeds wholly or partly in cash, the Trust may pay the redemption price by a distribution in kind of securities from the Trust in lieu of cash. However, the Trust has made an election that requires it to pay a certain portion of redemption proceeds in cash.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Trust is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

EXCHANGES. You may exchange shares of a Fund for shares of the same class of any other fund distributed by SunAmerica Capital Services, Inc. Such exchange may constitute a taxable event for United States federal income tax purposes. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

If you exchange shares that were purchased subject to a CDSC, the CDSC schedule will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange.

Your CDSC schedule will not change if you exchange Class B shares of a fund that you purchased prior to January 2, 2002 for another portfolio or fund's Class B shares (which currently have a longer CDSC schedule). Also, if you exchange shares acquired in connection with the reorganization of a North America Fund into your Fund for another fund's shares, the CDSC schedule applicable at the time you originally purchased the shares of the North American Fund will continue to apply.

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. A fund may change or cancel its exchange privilege at any time, upon 60 days written notice to its shareholders. A fund may also refuse any exchange order without notice.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder Services at 1-800-858-8850, extension 5125, or Dealer Services at extension 5226, for further information. You may sell or exchange certificated shares only by returning the certificates to the Funds, along with a letter of instruction and a signature guarantee. The Funds do not issue certificates for fractional shares.

MULTI-PARTY CHECKS. The Trust may agree to accept a "multi-party check" in payment for Fund shares. This is a check made payable to the investor by another party and then endorsed over to the Trust by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Trust is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.

ADDITIONAL INVESTOR SERVICES (CLASSES A, B AND II)

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder Services at 1-800-858-8850, extension 5125, or Dealer Services at extension 5226.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to any fund of your choice distributed by SunAmerica Capital Services, Inc. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

         Shareholder Account Information


SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account up to a maximum amount of 12% per year based on the value of the account at the time the plan is established. To use:

  .  Make sure you have at least $5,000 worth of shares in your account.

  . Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same Fund is not advantageous to you, because of sales charges).

  . Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a signature guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

  . Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

  .  Make sure your dividends and capital gains are being reinvested.

You cannot elect the systematic withdrawal plan if you have requested certificates for your shares.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of a Fund periodically for the same class of shares of one or more other funds distributed by SunAmerica Capital Services, Inc. To use:

  . Specify the fund(s) from which you would like money withdrawn and into which you would like money invested.

  . Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

  .  Specify the amount(s). Each exchange must be worth at least $25.

  . Accounts must be registered identically; otherwise a signature guarantee will be required.

ASSET PROTECTION PLAN (OPTIONAL). Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Funds. The benefits of this optional coverage payable at death will be related to the amounts paid to purchase Fund shares and to the value of the Fund shares held for the benefit of the insured persons. However, to the extent the purchased shares are redeemed prior to death, coverage with respect to these shares will terminate.

Purchasers of the Asset Protection Plan are required to authorize periodic redemptions of Fund shares to pay the premiums for this coverage. These redemptions will not be subject to CDSCs but will have the same tax consequences as any other Fund redemptions.

The Asset Protection Plan will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Fund are initially purchased or transferred. In addition, coverage cannot be made available unless Anchor National knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides Anchor National with information regarding the beneficial owners of the shares. In addition, coverage is available only to shares purchased on behalf of natural persons between 21 and 75 years of age; coverage is not available with respect to shares purchased for a retirement account. Other restrictions on the coverage apply. This coverage may not be available in all states and may be subject to additional restrictions or limitations. Purchasers of shares should also make themselves familiar with the impact on the Asset Protection Plan coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions. Anchor National is a SunAmerica company.

Please call 1-800-858-8850, extension 5660 for more information, including the cost of the Asset Protection Plan option.

RETIREMENT PLANS. SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Roth IRAs, Simple IRAs, SARSEPs, 401(k) plans, 403(b) plans, Individual 401(k) plans, 529 plans and other pension and profit-sharing plans. Using these plans, you can invest in any fund distributed by SunAmerica Capital Services, Inc. with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call "Retirement Plans" at 1-800-858-8850, extension 5134.

TAX, DIVIDEND DISTRIBUTION AND ACCOUNT POLICIES

ACCOUNT STATEMENTS. In general, you will receive account statements as follows:

  . after every transaction that affects your account balance (except a dividend reinvestment or automatic purchase from your bank account)

  .  after any changes of name or address of the registered owner(s)

  .  in all other circumstances, quarterly or annually, depending upon the Fund

Every year you should also receive, if applicable, an IRS Form 1099 tax information statement, mailed by January 31.

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, are declared daily and paid monthly. Capital gains distributions, if any, are paid at least annually by the Funds.

DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Fund and share class on which they were paid, unless you elect in writing, not less than five business days prior to the payment date, to receive amounts in excess of $10 in cash. Alternatively, dividends and distributions may be reinvested in any fund distributed by SunAmerica Capital Services, Inc. Or, you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder Services at 1-800-858-8850, extension 5125, or Dealer Services at extension 5226 to change dividend and distribution payment options. The per share dividends on Class I shares will generally be higher than the per share dividends on Class A, Class B and Class II shares of the same Fund shares as a result of the fact that Class I shares are not subject to any distribution fee. Additionally, the per share dividends on Class X and Class Z shares will generally be higher than the per share dividends on Class A, Class B, Class I shares and Class II shares of the same Fund shares as a result of the fact that Class X and Class Z shares are not subject to any distribution or service fee.

TAXABILITY OF DIVIDENDS. As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders. Consequently, dividends you receive from a Fund whether reinvested or taken as cash, are generally considered taxable. Distributions of a Fund's net long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The IRS Form 1099 that is mailed to you every January details your dividends and their federal income tax category, although you should verify your tax liability with your tax professional. As qualified plans, the employee retirement plans that invest in Class I or Class Z generally pay no federal income tax. Individual participants in the plans should consult their plan documents and their own tax advisors for information on the tax consequences associated with participating in the plans.

Dividends paid by the Tax Exempt Insured Fund generally will be exempt from federal income taxes, as long as 50% or more of the value of that Fund's assets at the end of each quarter is invested in state, municipal, and other obligations, the interest on which is excluded from gross income for federal tax purposes. As mentioned, at least 80% of the Tax Exempt Insured Fund's assets will be invested in such obligations during normal market conditions. Dividends attributable to interest on taxable bonds, market discount and short-term capital gains, however, will be subject to federal, state and local income tax at ordinary income tax rates, and distribution of net long-term capital gains will be taxable as capital gains. Some shareholders may be subject to federal alternative minimum tax liability. Tax-exempt interest from certain bonds is treated as an item of tax preference, and may be attributed to shareholders. A portion of all tax-exempt interest is includable as an upward adjustment in determining a corporation's alternative minimum taxable income. These rules could make you liable for the alternative minimum income tax (AMT).

"BUYING INTO A DIVIDEND." You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

OTHER TAX CONSIDERATIONS. If you are neither a resident nor a citizen of the United States or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% United States withholding tax, unless a lower treaty rate applies.

By law, each Fund must withhold 30% in the year 2002 and 2003, 29% in the years 2004 and 2005 and 28% in the year 2006 and later years of your distributions and proceeds if you have not provided a correct taxpayer identification number or social security number.

This section summarizes some of the consequences under current United States federal income tax law of an investment in a Fund. It is not a substitute for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a Fund under all applicable laws.

SMALL ACCOUNTS (OTHER THAN CLASS I, CLASS X OR CLASS Z). If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Fund performance or the effects of sales charges.

         More Information About the Funds


                            FUND INVESTMENT STRATEGIES

       Each Fund has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Fund's investment approach. Following this chart is a glossary that further describes the investment and risk terminology that we use. Please review the glossary in conjunction with this chart.

                                                             U.S. GOVERNMENT
                              CORE BOND FUND                 SECURITIES FUND                  GNMA FUND
What is the Fund's        high level of current         high current income          current income, with
investment goal?          income consistent with        consistent with relative     capital appreciation
                          relative safety of capital    safety of capital            as a secondary
                                                                                     objective
------------------------------------------------------------------------------------------------------------------
What principal            fixed income investing        fixed income investing       fixed income investing
investment strategy
does the Fund use
to implement its
investment goal?
------------------------------------------------------------------------------------------------------------------
What are the Fund's       invests, under normal         invests, under normal        invests, under normal
principal investment      market conditions, at least   market conditions, at        market conditions, at
techniques?               80% of its assets in          least 80% of its assets      least 80% of its assets
                          bonds. Active trading of      in securities of             in mortgage-backed
                          investment-grade              high credit quality issued   securities
                          fixed-income securities, or   or guaranteed by the         guaranteed by the
                          in securities issued or       U.S. government, or          Government National
                          guaranteed by the U.S.        any agency or                Mortgage Association
                          government and                instrumentality thereof      without regard to the
                          mortgage-backed or asset-     without regard to the        maturities of such
                          backed securities without     maturities of such           securities. The Fund's
                          regard to the maturities of   securities. The Fund's       assets include its net
                          such securities. The          assets include its net       assets plus any
                          Fund's assets include its     assets plus any              borrowing for
                          net assets plus any           borrowing for                investment purposes.
                          borrowing for investment      investment purposes.
                          purposes.
------------------------------------------------------------------------------------------------------------------
What are the Fund's       .Short-term money             .Mortgage-backed             .U.S. Government
other significant           market instruments            securities                   securities
(non-principal)           .Zero-coupon securities       .Short-term money            .Short-term money
investments?              .When issued/delayed            market instruments            market instruments
                            delivery transactions       .Zero-coupon                 .When issued/delayed
                                                          securities                   delivery transactions
                                                        .When issued/delayed
                                                          delivery transactions
------------------------------------------------------------------------------------------------------------------
What other types of       .Defensive instruments        .Defensive instruments       .Defensive  instruments
securities may the Fund   .Derivatives                  .Securities lending (up      .Securities lending (up
normally invest in as     .Securities lending (up         to 33%)                      to 33%)
part of efficient           to 33%)                     .Borrowing for               .Borrowing for
portfolio management      .Borrowing for                  temporary or                 temporary or
and which may               temporary or                  emergency purposes           emergency purposes
produce some                emergency purposes            (up to 5%)                   (up to 5%)
income?                     (up to 33 1/3%)
------------------------------------------------------------------------------------------------------------------
What risks may affect     Principal Risks:              Principal Risks:             Principal Risks:
the Fund?                 .bond market volatility       .securities selection        .securities selection
                          .credit quality              .interest rate fluctuations   .interest rate fluctuations
                         .interest rate fluctuations    .bond market volatility      .bond market volatility
                          .securities selection
                          .prepayment                   Non-Principal Risks:         Non-Principal Risks:
                                                        .prepayment                  .prepayment
                          Non-Principle Risks:          .illiquidity                 .illiquidity
                          .foreign exposure             .hedging                     .hedging
                          .illiquidity

------------------------------------------------------------------------------------------------------------------


               STRATEGIC BOND                          HIGH YIELD BOND                    TAX EXEMPT INSURED
                    FUND                                    FUND                                 FUND
high level of total return                    high level of total return         as high a level of current income
                                                                                 exempt from federal income taxes
                                                                                 as is consistent with preservation of
                                                                                 capital
----------------------------------------------------------------------------------------------------------------------
fixed income investing                        fixed income investing             fixed income investing
----------------------------------------------------------------------------------------------------------------------
invests, under normal market conditions,      invests, under normal market       invests, under normal market
at least 80% of its assets in bonds. Active   conditions, at least 80% of its    conditions, at least 80% of its
trading of a broad range of income            assets in below-investment grade   assets in tax-exempt municipal
securities bonds, including both              U.S. and foreign junk bonds (rated bonds that, in addition to having
investment and non-investment grade           below Baa by Moody's and below     income exempt from federal
bonds (which may include "junk bonds")        BBB by S&P) without regard to      income tax, also are insured as to
U.S. Government and agency obligations,       the maturities of such securities. the scheduled payment of
and mortgage-backed securities, without       For purposes of this policy, bonds principal and interest for as long as
regard to the maturities of such securities.  include fixed-income securities    such bonds are held by the Fund,
The Fund's assets include its net assets plus other than short-term commercial   without regard to the maturities of
any borrowing for investment purposes.        paper and preferred stock.         such securities. The Fund's assets
                                              The Fund's assets include its      include its net assets plus any
                                              net assets plus any borrowing      borrowing for investment
                                              for investment purposes.           purposes.

----------------------------------------------------------------------------------------------------------------------
..Zero-coupon securities                       .Foreign securities                .Short-term money market
..Mortgage-backed securities                   .Short-term money market             instruments
..Short-term money market                        instruments                      .Illiquid securities
  instruments                                 .Zero-coupon securities
..Equity Securities                            .Equity Securities
..Foreign Securities
----------------------------------------------------------------------------------------------------------------------
..Defensive instruments                        .Defensive instruments             .Defensive instruments
..Securities lending (up to 33%)               .Securities lending (up to         .Derivatives
..Borrowing for temporary or                     33%)                             .Securities lending (up to 33%)
  emergency purposes (up to                   .Borrowing for temporary or          Borrowing for temporary or
  33 1/3%)                                      emergency purposes (up to          emergency purposes (up to 5%)
                                                33 1/3%)
----------------------------------------------------------------------------------------------------------------------
Principal Risks:                              Principal Risks:                   Principal Risks:
..bond market volatility                       .bond market volatility            .securities selection
..foreign exposure                             .credit quality                    .interest rate fluctuations
..interest rate fluctuations                   .interest rate fluctuations        .credit quality
..securities selection                         .securities selection              .bond market volatility

Non-Principal Risk:                           Non-Principal Risks:               Non-Principal Risks:
..illiquidity                                  .foreign exposure                  .illiquidity
                                              .illiquidity                       .prepayment
                                                                                 .derivatives
                                                                                 .hedging
----------------------------------------------------------------------------------------------------------------------

         More Information About the Funds

       GLOSSARY

       The two best-known debt rating agencies are Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc. "Investment grade" refers to any security rated "BBB" or above by Standard & Poor's or "Baa" or above by Moody's or determined to be of comparable quality by the Adviser.
INVESTMENT TERMINOLOGY

CAPITAL APPRECIATION is growth of the value of an investment.

PRESERVATION OF CAPITAL means investing in a manner that tries to protect the value of an investment against market movements and other economic events.

TOTAL RETURN is achieved through both growth of capital and income.

FIXED-INCOME SECURITIES provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. government securities and mortgage-backed and asset-backed securities. The issuer of a senior fixed-income security is obligated to make payments on this security ahead of other payments to security holders. An INVESTMENT GRADE fixed-income security is rated in one of the top four ratings categories by a debt rating agency (or is considered of comparable quality by the Adviser).

A BOND includes all fixed-income securities other than short-term commercial paper and preferred stock.

A HIGH YIELD BOND is a high risk bond that does not meet the credit quality standards of investment grade securities.

U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

A MUNICIPAL BOND is a debt obligation of a state or local government entity, which may support general governmental needs or special projects.

ASSET-BACKED SECURITIES issued by trusts and special purpose corporations are backed by a pool of assets, such as credit card or automobile loan receivables representing the obligations of a number of different parties.

MORTGAGE-BACKED SECURITIES directly or indirectly provide funds for mortgage loans made to residential home buyers. These include securities that represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others.

SHORT-TERM MONEY MARKET INSTRUMENTS include short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Fund with sufficient liquidity to meet redemptions and cover expenses.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Fund will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Fund takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Fund may not achieve its investment goal.

THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) is a government owned corporation and a federal agency. GNMA guarantees, with the full faith and credit of the U.S. Government, full and timely payment of all monthly principal and interest payments on the mortgage-backed pass-through securities which it issues. Shares of the Fund itself are not guaranteed or insured by the U.S. government or any government entity.

FOREIGN SECURITIES are issued by companies located outside of the United States and include securities issued by companies located in emerging markets and foreign debt obligations. Foreign securities may include American Depositary Receipts (ADRS) or other similar securities that convert into foreign securities such as European Depository Receipts (EDRS) and Global Depository Receipts (GDRS).

ILLIQUID SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

A DERIVATIVE INSTRUMENT is a contract, such as an option or a future, whose value is based on the performance of an underlying financial instrument.

OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money at an agreed-upon price that may depend on the performance of one or more underlying assets or a market or economic index.

A ZERO-COUPON SECURITY is a security that makes no periodic interest payments but instead is sold at a deep discount from its face value.

EQUITY SECURITIES. Include common and preferred stocks, convertible securities, warrants and rights.

WHEN-ISSUED/DELAYED DELIVERY TRANSACTIONS generally involve the purchase or sale of a security with payment and delivery at some time in the future--i.e. beyond normal settlement.

SECURITIES LENDING involves a loan of securities by a Fund in exchange for cash or collateral. The Fund earns interest on the loan while retaining ownership of the security.

A Fund may BORROW for temporary or emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund's return.

FUTURE DEVELOPMENTS refer to securities and other instruments which do not presently exist but may be developed in the future, provided that each such investment is consistent with the Fund's investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectus will be amended or supplemented as appropriate to discuss any such new investments.

RISK TERMINOLOGY

BOND MARKET VOLATILITY: The bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Fund's portfolio.

SECURITIES SELECTION: A strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

INTEREST RATE FLUCTUATIONS: Volatility of the bond market is due principally to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue HIGH YIELD or "JUNK" BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other asset-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

FOREIGN EXPOSURE: Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. Historical experience indicates that the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

ILLIQUIDITY: Certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

DERIVATIVES: Derivatives are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The Funds are not required to engage in hedging.

         Fund Management
==================================

ADVISER. SunAmerica Asset Management Corp. selects and manages the investments, provides various administrative services, and supervises the daily business affairs of each Fund, except to the extent it has delegated portfolio management of a Fund to a subadviser. SunAmerica Asset Management Corp. is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. SunAmerica was organized in 1982 under the laws of Delaware, and managed, advised or administered approximately $41 billion of assets as of December 31, 2001. In addition to managing the Funds, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds, SunAmerica Style Select Series, Inc., Seasons Series Trust, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I, VALIC Company II, SunAmerica Series Trust and SunAmerica Strategic Investment Series, Inc.

For the fiscal year ended March 31, 2002, each Fund paid the Adviser a fee equal to the following percentage of average daily net assets:

             Fund                Fee
             ----                ---

U.S. Government Securities Fund 0.64%

GNMA Fund                       0.47%

Strategic Bond Fund             0.65%

High Yield Bond Fund            0.75%

Tax Exempt Insured Fund         0.50%

Core Bond Fund                  0.60%

The Fixed Income Investment Team of SunAmerica is responsible for the portfolio management of the U.S. Government Securities Fund and the GNMA Fund. The Team is composed of four portfolio managers and research analysts.

AIG Global Investment Corp. ("AIGGIC"), Subadviser to the SunAmerica Core Bond Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund and the SunAmerica Tax Exempt Insured Fund, is located at 175 Water Street, New York, NY 10038, and is responsible for the investment decisions for the Funds. AIGGIC is an affiliate of SunAmerica. As of March 31, 2002, AIGGIC and its affiliated investment management companies had approximately $284.7 billion under management. SunAmerica, and not the Funds, compensates AIGGIC for its services.

Steven Guterman is the portfolio manager for Strategic Bond Fund. He is Senior Managing Director of AIGGIC, having joined in 2001. From 1998 to 2001, he was an employee of American General Investment Management, L.P., where he was Executive Vice President. Mr. Guterman served as Managing Director of Salomon Brothers, Inc. from 1996 to 1998 and as Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to 1998.
Rich Mercante is the portfolio manager for Core Bond Fund. Mr. Mercante is a Vice President of AIGGIC where he is the Head of Investment-Grade Government/Corporate Bonds. He is also a Vice President and Chief Investment Officer of AIG's Domestic Life Companies. Additionally, Mr. Mercante is a member of AIG's Global Asset Allocation Committee where he participates in investment policy discussions and decisions. Prior to joining AIGGIC's investment staff in 1994, Mr. Mercante spent eight years at Dean Witter InterCapital as a Senior Portfolio Manager responsible for managing the Dean Witter Strategist Fund as well as the fixed income assets of institutional clients.

Investment decisions for the High Yield Bond Fund are made by a team, headed by Gordon Massie. Mr. Massie is Managing Director of AIGGIC, having joined in 2001. From 1995 to 2001, he was employed by American General Investment Management, L.P. or its prior indirect parent, where he was Executive Vice President and Head of Public High Yield Portfolio Management and Trading.

Bill Fish is the portfolio manager for the Tax Exempt Insured Fund. Mr. Fish is a Managing Director and head of the Tax-Exempt Fixed Income Group at AIGGIC. Prior to joining AIG in 1996, Mr. Fish spent 20 years as a sell-side research analyst, managing the municipal research group at Donaldson, Lufkin & Jenrette and then co-managing the research group ABN AMRO Securities (USA).

DISTRIBUTOR. SunAmerica Capital Services, Inc. distributes each Fund's shares. The Distributor, a SunAmerica company, receives the initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Fund's Class A, Class B and Class II 12b-1 plans.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of a Fund. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Fund. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests: (i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of the Fund's shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

ADMINISTRATOR. SunAmerica Fund Services, Inc. assists the Funds' transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a monthly fee by each Fund for its services at the annual rate of 0.22% of average daily net assets of Class A, Class B, Class II, Class I and Class X shares. For Class Z, the Administrator receives reimbursements from the Funds of its costs, which include all direct transfer agency fees and out-of-pocket expenses allocated to providing services to Class Z shares.

The Adviser, Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

         Financial Highlights

The Financial Highlights table for each Fund is intended to help you understand the Fund's financial performance for the past 5 years or since inception. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are incorporated by reference in the Statement of Additional Information (SAI), which is available upon request.

CORE BOND FUND+

                                              Net gain                          Distri-
                                             (loss) on                          butions            Net                 Net
                      Net Asset             Investments             Dividends  in excess          Asset              Assets
                       Value,      Net         (both     Total from  from net    of net   Returns Value,             end of
Period                beginning Investment  realized and Investment Investment Investment   of    end of   Total     Period
Ended                 of period Income/(1)/ unrealized)  Operations   Income     income   capital period Return/(2)/ (000's)
------                --------- ----------  ------------ ---------- ---------- ---------- ------- ------ ----------  --------
                                                                     Class A
                                                                     -------
10/31/97.............  $10.34     $0.67        $ 0.18      $ 0.85     $(0.67)    $   --   $   --  $10.52     8.57%   $  7,110
10/31/98.............   10.52      0.68          0.10        0.78      (0.67)        --       --   10.63     7.63       6,730
10/31/99.............   10.63      0.66         (0.77)      (0.11)     (0.67)        --       --    9.85    (1.08)      3,507
10/31/00.............    9.85      0.62         (0.21)       0.41      (0.59)     (0.01)   (0.06)   9.60     4.35       3,858
10/31/01.............    9.60      0.55          0.65        1.20      (0.51)        --       --   10.29    12.85       5,901
11/1/01-3/31/02......   10.29      0.20         (0.48)      (0.28)     (0.19)        --       --    9.82    (2.77)      5,312
                                                                     Class B
                                                                     -------
10/31/97.............  $10.33     $0.60        $ 0.20      $ 0.80     $(0.61)    $   --   $   --  $10.52     8.05%   $  4,613
10/31/98.............   10.52      0.61          0.10        0.71      (0.61)        --       --   10.62     6.93       4,845
10/31/99.............   10.62      0.59         (0.75)      (0.16)     (0.61)        --       --    9.85    (1.56)      4,295
10/31/00.............    9.85      0.58         (0.24)       0.34      (0.54)     (0.01)   (0.05)   9.59     3.70       4,937
10/31/01.............    9.59      0.48          0.64        1.12      (0.45)        --       --   10.26    11.93       6,444
11/1/01-3/31/02......   10.26      0.17         (0.49)      (0.32)     (0.16)        --       --    9.78    (3.14)      3,220
                                                                     Class II
                                                                     --------
10/31/97.............  $10.33     $0.60        $ 0.20      $ 0.80     $(0.61)    $   --   $   --  $10.52     8.05%   $  6,109
10/31/98.............   10.52      0.61          0.10        0.71      (0.61)        --       --   10.62     6.93       5,532
10/31/99.............   10.62      0.59         (0.75)      (0.16)     (0.61)        --       --    9.85    (1.56)      4,593
10/31/00.............    9.85      0.57         (0.23)       0.34      (0.54)     (0.01)   (0.05)   9.59     3.70       2,778
10/31/01.............    9.59      0.48          0.64        1.12      (0.45)        --       --   10.26    11.93       4,541
11/1/01-3/31/02......   10.26      0.18         (0.49)      (0.31)     (0.16)        --       --    9.79    (3.04)      3,772
                                                                     Class I
                                                                     -------
7/10/00-10/31/00/(3)/  $ 9.65     $0.19        $(0.02)     $ 0.17     $(0.18)    $   --   $(0.02) $ 9.62    1.85%//  $ 19,971
10/31/01.............    9.62      0.57          0.65        1.22      (0.52)        --       --   10.32    13.01      22,782
11/1/01-3/31/02......   10.32      0.21         (0.52)      (0.31)     (0.19)        --       --    9.82    (3.01)     21,707
                                                                     Class Z
                                                                     -------
7/10/00-10/31/00/(3)/  $ 9.64     $0.19        $(0.03)     $ 0.16     $(0.18)    $   --   $(0.02) $ 9.60    1.81%//  $317,842
10/31/01.............    9.60      0.59          0.65        1.24      (0.55)        --       --   10.29    13.37     323,570
11/1/01-3/31/02......   10.29      0.21         (0.47)      (0.26)     (0.21)        --       --    9.82    (2.57)    297,081

                                        Ratio of
                                          net
                        Ratio of       Investment
                        expenses       Income to
Period                 to average       average       Portfolio
Ended                  net assets      net assets     Turnover
------                ----------      ------------    ---------


10/31/97.............    1.25%/(5)/      6.54%/(5)/       65%
10/31/98.............    1.25/(5)/       6.45/(5)/        48
10/31/99.............    1.25/(5)/       4.77/(5)/        43
10/31/00.............    1.29/(5)/       6.45/(5)/        94
10/31/01.............    1.31/(5)/        5.5/(5)/       215
11/1/01-3/31/02......    1.33/(4)(5)/    5.03/(4)(5)/     94


10/31/97.............    1.90%/(5)/      5.89%/(5)/       65%
10/31/98.............    1.90/(5)/       5.81/(5)/        48
10/31/99.............    1.90/(5)/       5.77/(5)/        43
10/31/00.............    1.95/(5)/       5.95/(5)/        94
10/31/01.............    1.97/(5)/       4.88/(5)/       215
11/1/01-3/31/02......    1.98/(4)(5)/    4.36/(4)(5)/     94


10/31/97.............    1.90%/(5)/      5.89%/(5)/       65%
10/31/98.............    1.90/(5)/       5.81/(5)/        48
10/31/99.............    1.90/(5)/       5.70/(5)/        43
10/31/00.............    1.95/(5)/       5.84/(5)/        94
10/31/01.............    1.97/(5)/       4.79/(5)/       215
11/1/01-3/31/02......    1.98/(4)(5)/    4.39/(4)(5)/     94


7/10/00-10/31/00/(3)/    1.16%/(4)/      6.18%/(4)/       94%
10/31/01.............    1.22/(5)/       5.68/(5)/       215
11/1/01-3/31/02......    1.23/(4)(5)/    5.12/(4)(5)/     94


7/10/00-10/31/00/(3)/    0.95%/(4)/      6.39%/(4)/       94%
10/31/01.............    0.97/(5)/       5.97/(5)/       215
11/1/01-3/31/02......    0.74/(4)(5)/    5.62/(4)(5)/     94

--------
+ In conjunction with the reorganization, Class C was redesignated as Class II and Class II was redesignated as Class Z.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load.
(3) Commencement of sale of respective class of shares.
(4) Annualized.
(5) Net of the following expense reimbursements (based on average net assets):

                        10/31/97 10/31/98 10/31/99 10/31/00    10/31/01 3/31/02/(4)/
                        -------- -------- -------- --------    -------- -----------
Core Bond Fund Class A.   0.37%    0.29%    0.45%    0.49%       0.04%     0.19%
Core Bond Fund Class B.   0.43     0.30     0.49     0.50        0.03      0.32
Core Bond Fund Class II   0.39     0.30     0.48     0.54        0.04      0.32
Core Bond Fund Class I.     --       --       --       --        0.03      0.13
Core Bond Fund Class Z.     --       --       --     0.01/(4)/   0.03      0.02

U.S. GOVERNMENT SECURITIES FUND


                   Net Asset              Net gain (loss)            Dividends  Net Asset             Net Assets   Ratio of
                    Value,      Net       on Investments  Total from  from net   Value,                 end of     expenses
Period             beginning Investment   (both realized  Investment Investment  end of     Total       Period    to average
Ended              of period Income/(1)/  and unrealized) Operations   Income    period   Return/(2)/  (000's)    net assets
-----              --------- ----------   --------------- ---------- ---------- --------- ----------  ----------  ----------
                                                                      Class A
                                                                      -------
3/31/98...........   $8.35     $0.58          $ 0.21        $0.79      $(0.48)    $8.66      9.62%     $ 97,496     1.63%
3/31/99...........    8.66      0.49           (0.07)        0.42       (0.43)     8.65      4.91       135,734     1.50
3/31/00...........    8.65      0.44           (0.37)        0.07       (0.41)     8.31      0.89       150,975     1.51/(5)/
3/31/01...........    8.31      0.45            0.60         1.05       (0.45)     8.91     13.06       169,524     1.49/(5)/
3/31/02...........    8.91      0.37/(6)/      (0.08)        0.29       (0.40)     8.80      3.25       187,615     1.42/(5)/
                                                                      Class B
                                                                      -------
3/31/98...........   $8.36     $0.52          $ 0.20        $0.72      $(0.42)    $8.66      8.80%     $207,950     2.26%
3/31/99...........    8.66      0.45           (0.09)        0.36       (0.37)     8.65      4.25       113,521     2.15
3/31/00...........    8.65      0.40           (0.38)        0.02       (0.36)     8.31      0.23        42,273     2.18/(5)/
3/31/01...........    8.31      0.39            0.61         1.00       (0.40)     8.91     12.29        32,085     2.17/(5)/
3/31/02...........    8.91      0.31/(6)/      (0.08)        0.23       (0.34)     8.80      2.55        38,878     2.09/(5)/
                                                                      Class II
                                                                      --------
6/01/99-3/31/00(3)   $8.49     $0.31          $(0.20)       $0.11      $(0.28)    $8.32      1.30%     $    907     2.20%/(4)(5)/
3/31/01...........    8.32      0.37            0.61         0.98       (0.39)     8.91     12.10         3,303     2.20/(5)/
3/31/02...........    8.91      0.29/(6)/      (0.09)        0.20       (0.32)     8.79      2.40        12,209     2.10/(5)/

                   Ratio of net
                    Investment
                    Income to
Period               average         Portfolio
Ended               net assets       Turnover
-----              ------------      ---------


3/31/98...........     6.73%             229%
3/31/99...........     5.72              291
3/31/00...........     5.33/(5)/         717
3/31/01...........     5.27/(5)/       1,561
3/31/02...........     4.12/(6)/         570


3/31/98...........     6.11%             229%
3/31/99...........     5.10              291
3/31/00...........     4.69/(5)/         717
3/31/01...........     4.59/(5)/       1,561
3/31/02...........     3.42/(5)(6)/      570


6/01/99-3/31/00(3)     4.50%/(4)(5)/     717%
3/31/01...........     4.48/(5)/       1,561
3/31/02...........     3.33/(5)(6)/      570

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load.
(3) Commencement of sale of respective class of shares.
(4) Annualized.
(5) Net of the following expense reimbursements (based on average net assets):

                                                3/31/00    3/31/01 3/31/02
                                               -------     ------- -------
      U.S. Government Securities Fund Class B.    --          --    0.01%
      U.S. Government Securities Fund Class II  0.86%/(4)/  1.18%   0.16

(6) As disclosed in the Notes to the Financial Statements, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.11% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

         Financial Highlights

GNMA FUND

                                                  Net gain
                                                  (loss) on
                                                 Investments   Total    Dividends Distri-           Net               Net
                          Net Asset    Net          (both       from    from net  butions          Asset            Assets
                           Value,    Invest-      realized    Invest-    Invest-    from    Total  Value,           end of
Period                    beginning    ment          and        ment      ment    capital  distri- end of   Total   period
Ended                     of period Income/(1)/  unrealized) operations  Income    gains   butions period Return(2) (000's)
------                    --------- ----------   ----------- ---------- --------- -------- ------- ------ --------- --------
                                                                                  Class A
                                                                                  -------
3/31/98..................  $10.39     $0.62        $ 0.63      $1.25     $(0.59)   $(0.02) $(0.61) $11.03   12.29%  $ 31,628
3/31/99..................   11.03      0.57          0.11       0.68      (0.53)    (0.50)  (1.03)  10.68    6.21     35,809
3/31/00..................   10.68      0.53         (0.29)      0.24      (0.50)       --   (0.50)  10.42    2.40     44,155
3/31/01..................   10.42      0.61          0.72       1.33      (0.62)    (0.01)  (0.63)  11.12   13.10     72,092
3/31/02..................   11.12      0.51/(7)/    (0.03)      0.48      (0.51)    (0.32)  (0.83)  10.77    4.45    118,440
                                                                                  Class B
                                                                                  -------
3/31/98..................  $10.42     $0.55        $ 0.63      $1.18     $(0.52)   $(0.02) $(0.54) $11.06   11.54%  $ 18,837
3/31/99..................   11.06      0.50          0.12       0.62      (0.46)    (0.50)  (0.96)  10.72    5.63     26,061
3/31/00..................   10.72      0.46         (0.30)      0.16      (0.44)       --   (0.44)  10.44    1.55     22,376
3/31/01..................   10.44      0.53          0.74       1.27      (0.55)    (0.01)  (0.56)  11.15   12.45     38,190
3/31/02..................   11.15      0.44/(7)/    (0.03)      0.41      (0.44)    (0.32)  (0.76)  10.80    3.78     90,011
                                                                                  Class II
                                                                                  --------
6/01/99-3/31/00/(3)/.....  $10.52     $0.37        $(0.09)     $0.28     $(0.34)   $   --  $(0.34) $10.46    2.72%  $  1,406
3/31/01..................   10.46      0.49          0.77       1.26      (0.55)    (0.01)  (0.56)  11.16   12.33     15,851
3/31/02..................   11.16      0.44/(7)/    (0.03)      0.41      (0.44)    (0.32)  (0.76)  10.81    3.78     36,258
                                                                                  Class I
                                                                                  -------
11/16/01-3/31/02/(3)/....  $11.27     $1.18/(7)/   $(1.15)     $0.03     $(0.19)   $(0.32) $(0.51) $10.79    0.31%  $     51
                                                                                  Class X
                                                                                  -------
3/19/02-3/31/02/(3)/.....  $10.80     $0.02/(7)/   $(0.01)     $0.01     $(0.02)   $   --  $(0.02) $10.79    0.08%  $    106

                              Ratio of
                              expenses          Ratio of net
                                 to              Investment
                              average              Income
Period                          net              to average          Portfolio
Ended                          assets            net assets          Turnover
------                        --------          ------------         ---------


3/31/98..................   1.47%                5.75%                  529%
3/31/99..................   1.41                 5.19                   456
3/31/00..................   1.37/(5)/            5.06/(5)/              910
3/31/01..................   0.99/(5)/            5.78/(5)/              833
3/31/02..................   0.99/(5)(6)/         4.61/(5)(6)(7)/        537


3/31/98..................   2.13%                5.09%                  529%
3/31/99..................   2.07                 4.53                   456
3/31/00..................   2.03                 4.41/(5)/              910
3/31/01..................   1.64/(5)/            5.11/(5)/              833
3/31/02..................   1.64/(5)(6)/         3.96/(5)(6)(7)/        537


6/01/99-3/31/00/(3)/.....   2.10%/(4)(5)/        4.34%/(4)(5)/          910%
3/31/01..................   1.64(5)              4.99(5)                833
3/31/02..................   1.64/(5)(6)/         3.96/(5)(6)(7)/        537


11/16/01-3/31/02/(3)/....   0.89%/(4)(5)(6)/     4.81%/(4)(5)(6)(7)/    537%


3/19/02-3/31/02/(3)/.....   0.89%/(4)(5)(6)/     3.84%/(4)(5)(6)(7)/    537%

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load.
(3) Commencement of sale of respective class of shares.
(4) Annualized.
(5) Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                   3/31/00    3/31/01  3/31/02
                                  -------     ------- -------
               GNMA Fund Class A.    --        0.30%    0.19%
               GNMA Fund Class B.    --        0.33     0.19
               GNMA Fund Class II  1.98%/(4)/  0.62     0.21
               GNMA Fund Class I.    --          --     2.00/(4)/
               GNMA Fund Class X.    --          --    56.17/(4)/

(6) The ratios reflect an expense cap of 0.99%, 1.64% and 1.64% for Class A, Class B and Class II, respectively, which are net of custody credits of 0.01% for Class A, Class B, and Class II or waivers/reimbursements if applicable. Custody credits for Class I and X are less than 0.01%.
(7) As disclosed in the Notes to the Financial Statements, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.03% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

STRATEGIC BOND FUND**

                                           Net gain
                  Net Asset               (loss) on                            Dividends   Distributions
                   Value,                investments              Dividends    from net    in excess of
                  beginning    Net          (both     Total from   from net  realized gain      net                 Net Asset
                     of     investment   realized and investment  investment      on        investment   Returns of Value, end
Period Ended       period+  income(1)+   unrealized)+ operations+  income+   investments+     income+     capital+  of period+
------------      --------- ----------   ------------ ----------- ---------- ------------- ------------- ---------- ----------
                                                                                            Class A
                                                                                            -------
10/31/97.........   $3.84     $0.27         $ 0.11      $ 0.38      $(0.33)     $(0.07)       $   --       $   --     $3.82
10/31/98.........    3.82      0.26          (0.25)       0.01       (0.26)      (0.05)           --           --      3.52
10/31/99.........    3.52      0.28          (0.20)       0.08       (0.29)      (0.02)           --           --      3.29
10/31/00.........    3.29      0.28          (0.14)       0.14       (0.25)         --         (0.01)       (0.04)     3.13
10/31/01.........    3.13      0.28          (0.09)       0.19       (0.28)         --            --           --      3.04
11/01/01-3/31/02.    3.04      0.11/(6)/     (0.03)       0.08       (0.12)         --            --           --      3.00
                                                                                            Class B
                                                                                            -------
10/31/97.........   $3.85     $0.25         $ 0.11      $ 0.36      $(0.31)     $(0.07)       $   --       $   --     $3.83
10/31/98.........    3.83      0.24          (0.25)      (0.01)      (0.24)      (0.05)           --           --      3.53
10/31/99.........    3.53      0.26          (0.21)       0.05       (0.26)      (0.02)           --           --      3.30
10/31/00.........    3.30      0.26          (0.14)       0.12       (0.23)         --         (0.01)       (0.04)     3.14
10/31/01.........    3.14      0.26          (0.09)       0.17       (0.26)         --            --           --      3.05
11/01/01-3/31/02.    3.05      0.10/(6)/     (0.04)       0.06       (0.11)         --            --           --      3.00
                                                                                           Class II*
                                                                                           ---------
10/31/97.........   $3.85     $0.25         $ 0.12      $ 0.37      $(0.31)     $(0.07)       $   --       $   --     $3.84
10/31/98.........    3.84      0.24          (0.25)      (0.01)      (0.24)      (0.06)           --           --      3.53
10/31/99.........    3.53      0.26          (0.20)       0.06       (0.26)      (0.02)           --           --      3.31
10/31/00.........    3.31      0.26          (0.16)       0.10       (0.23)         --         (0.01)       (0.03)     3.14
10/31/01.........    3.14      0.26          (0.09)       0.17       (0.26)         --            --           --      3.05
11/01/01-3/31/02.    3.05      0.10/(6)/     (0.03)       0.07       (0.11)         --            --           --      3.01
                                                                                            Class I
                                                                                            -------
7/10/00-10/31/00@   $3.21     $0.08         $(0.08)     $(0.00)     $(0.07)     $   --        $(0.00)      $(0.01)    $3.13
10/31/01.........    3.13      0.29          (0.09)       0.20       (0.29)         --            --           --      3.04
11/01/01-3/31/02.    3.04      0.11/(6)/     (0.03)       0.08       (0.12)         --            --           --      3.00

                              Net                         Ratio of net
                            Assets,    Ratio of            investment
                            end of    expense to           income to
                    Total   period     average              average           Portfolio
Period Ended      Return(2) (000's)   net assets           net assets         Turnover
------------      --------- -------   ----------          ------------        ---------

10/31/97.........   10.57%  $15,924    1.50%/(5)/          7.25%/(5)/            193%
10/31/98.........    0.22    15,296    1.50/(5)/           7.02/(5)/             162
10/31/99.........    2.10     8,997    1.50/(5)/           8.21/(5)/             119
10/31/00.........    4.09     6,439    1.55/(5)/           8.70/(5)/              46
10/31/01.........    6.48     8,478    1.57/(5)/           9.07/(5)/              49
11/01/01-3/31/02.    2.46    35,365    1.52/(3)(4)(5)/     8.09/(3)(4)(5)(6)/     99

10/31/97.........    9.86%  $34,590    2.15%/(5)/          6.60%/(5)/            193%
10/31/98.........   (0.43)   29,210    2.15/(5)/           6.39/(5)/             162
10/31/99.........    1.56    21,340    2.15/(5)/           7.58/(5)/             119
10/31/00.........    3.33    15,131    2.20/(5)/           8.00/(5)/              46
10/31/01.........    5.65     9,964    2.21/(5)/           8.41/(5)/              49
11/01/01-3/31/02.    2.05    26,892    2.19/(3)(4)(5)/     7.48/(3)(4)(5)(6)/     99

10/31/97.........    9.86%  $32,683    2.15%/(5)/          6.60%/(5)/            193%
10/31/98.........   (0.43)   33,537    2.15/(5)/           6.37/(5)/             162
10/31/99.........    1.56    20,749    2.15/(5)/           7.57/(5)/             119
10/31/00.........    3.32    13,056    2.20/(5)/           8.04/(5)/              46
10/31/01.........    5.65    11,461    2.22/(5)/           8.41/(5)/              49
11/01/01-3/31/02.    2.25    14,289    2.22/(3)(4)(5)/     7.34/(3)(4(5))(6)/     99

7/10/00-10/31/00@   (0.10)% $ 2,636    1.45%/(4)(5)/       7.87%/(4(5))(6)/       46%
10/31/01.........    6.63     2,811    1.46/(5)/           9.17/(5)/              49
11/01/01-3/31/02.    2.59     2,872    1.44/(3)(4)(5)/     8.13/(3)(4)(5)(6)/     99

--------
*  In conjunction with fund merger, Class C was redesignated as Class II.
** The financial information for the fiscal periods prior to November 16, 2001 reflect the financial information of the North American Strategic Income Fund, which was reorganized in SunAmerica Strategic Bond Fund on that date.
+ Prior to the fund merger, the North American Strategic Income Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts reflecting activity subsequent to November 16, 2001, no restatement was necessary. See note 2 of the Fund's Annual Report for further discussion.
@  Inception of the class.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load.
(3) The ratios reflect an expense cap of 2.22%, and 1.44% for Class II and Class I, respectively, which is net of custody credits of 0.03% for these classes. Class A and Class B are gross of custody credits of 0.03%.
(4) Annualized.
(5) Net of the following expense reimbursements and custody credits, for funds with an expense cap (based on average net assets):

                                         10/31/97 10/31/98 10/31/99 10/31/00    10/31/01 03/31/02/(4)/
                                         -------- -------- -------- --------    -------- ------------
Strategic Bond Fund Class A.............   0.11%    0.06%    0.17%    0.32%       0.17%      0.01%
Strategic Bond Fund Class B.............   0.08     0.06     0.17     0.32        0.18       0.01
Strategic Bond Fund Class II............   0.09     0.06     0.17     0.32        0.17       0.08
Strategic Bond Fund Class I.............     --       --       --     0.26/(4)/   0.18       0.24

(6) As disclosed in the Notes to the Financial Statements, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes of shares. The effect of this change on the ratio of net investment income to average net assets was less than 0.01% for all classes. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

         Financial Highlights

HIGH YIELD BOND FUND**

                                           Net gain
                  Net Asset               (loss) on                                                 Net
                   Value,                investments              Dividends                       Assets,    Ratio of
                  beginning    Net          (both     Total from   from net  Net Asset            end of    expense to
Period               of     investment   realized and investment  investment Value, end   Total   period     average
Ended              period+  income(1)+   unrealized)+ operations+  income+   of period+ Return(2) (000's)   net assets
------            --------- ----------   ------------ ----------- ---------- ---------- --------- ------- ----------
                                                                   Class A
                                                                   -------
10/31/99.........   $5.63     $0.46         $(0.32)     $ 0.14      $(0.46)    $5.31       2.28%  $    34    1.25%/(5)/
10/31/00.........    5.31      0.50          (0.49)       0.01       (0.50)     4.82       0.04       286    1.38/(5)/
10/31/01.........    4.82      0.44          (0.55)      (0.11)      (0.46)     4.25      (2.23)      722    1.57/(5)/
11/01/01-3/31/02.    4.25      0.18/(6)/     (0.11)       0.07       (0.19)     4.13       1.67    59,075    1.48/(3)(4)(5)/
                                                                   Class B
                                                                   -------
10/31/99.........   $5.64     $0.42         $(0.32)     $ 0.10      $(0.42)    $5.32       1.53%  $   652    2.00%/(5)/
10/31/00.........    5.32      0.46          (0.50)      (0.04)      (0.46)     4.82      (0.83)    1,594    2.10/(5)/
10/31/01.........    4.82      0.41          (0.54)      (0.13)      (0.43)     4.26      (2.84)    2,911    2.21/(5)/
11/01/01-3/31/02.    4.26      0.16/(6)/     (0.11)       0.05       (0.18)     4.13       1.23    67,599    2.12/(3)(4)(5)/
                                                                  Class II*
                                                                  ---------
8/21/00@-10/31/00   $5.09     $0.11         $(0.28)     $(0.17)     $(0.09)    $4.83      (3.29)% $   545    2.07%/(4)/
10/31/01.........    4.83      0.40          (0.52)      (0.12)      (0.44)     4.27      (2.84)    2,274    2.21/(5)/
11/01/01-3/31/02.    4.27      0.17/(6)/     (0.11)       0.06       (0.18)     4.15       1.43    20,670    2.17/(3)(4)(5)/
                                                                   Class I
                                                                   -------
10/31/99.........   $5.63     $0.47         $(0.32)     $ 0.15      $(0.47)    $5.31       2.44%  $    14    1.13%/(5)/
10/31/00.........    5.31      0.52          (0.50)       0.02       (0.51)     4.82       0.04        14    1.22/(5)/
10/31/01.........    4.82      0.44          (0.54)      (0.10)      (0.47)     4.25      (2.30)    3,062    1.51/(5)/
11/01/01-3/31/02.    4.25      0.21/(6)/     (0.15)       0.06       (0.19)     4.12       1.56        14    1.49/(3)(4)(5)/
                                                                   Class Z*
                                                                   --------
10/31/99.........   $5.64     $0.49         $(0.32)     $ 0.17      $(0.49)    $5.32       2.74%  $62,506    0.88%/(5)/
10/31/00.........    5.32      0.54          (0.51)       0.03       (0.52)     4.83       0.30    62,702    0.96/(5)/
10/31/01.........    4.83      0.47          (0.57)      (0.10)      (0.48)     4.25      (2.07)   61,451    1.15/(5)/
11/01/01-3/31/02.    4.25      0.19/(6)/     (0.11)       0.08       (0.20)     4.13       1.98    62,245    0.93/(3)(4)(5)/

                     Ratio of net
                      investment
                      income to
Period                 average           Portfolio
Ended                 net assets         Turnover
------               ------------        ---------

10/31/99.........     5.69%/(5)/            72%
10/31/00.........    10.13/(5)/             57
10/31/01.........     9.73/(5)/             83
11/01/01-3/31/02.     9.56/(3)(4)(5)(6)/    61

10/31/99.........     7.30%/(5)/            72%
10/31/00.........     9.41/(5)/             57
10/31/01.........     9.17/(5)/             83
11/01/01-3/31/02.     8.91/(3)(4)(5)(6)/    61

8/21/00@-10/31/00     9.10%/(4)/            57%
10/31/01.........     9.02/(5)/             83
11/01/01-3/31/02.     8.86/(3)(4)(5)(6)/    61

10/31/99.........     5.57%/(5)/            72%
10/31/00.........    10.14/(5)/             57
10/31/01.........     9.80/(5)/             83
11/01/01-3/31/02.     9.33/(3)(4)(5)(6)/    61

10/31/99.........     8.84%/(5)/            72%
10/31/00.........    10.41/(5)/             57
10/31/01.........    10.45/(5)/             83
11/01/01-3/31/02.    10.04/(3)(4)(5)(6)/    61

--------
* In conjunction with fund merger, Class C was redesignated as Class II and Class II was redesignated as Class Z.
** The financial information for the fiscal periods prior to November 16, 2001 reflect the financial information of the North American High Yield Bond
   Fund, which was reorganized in SunAmerica High Yield Bond Fund on that date. + Prior to the fund merger, the North American High Yield Bond Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts subsequent to November 16, 2001, no restatement was necessary. See note 2 of the Fund's Annual Report for further discussion.
@  Inception of the class.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load.
(3) Gross of custody credits of 0.01%.
(4) Annualized.
(5) Net of the following expense reimbursements (based on average net assets):

                                         10/31/99 10/31/00 10/31/01 03/31/02/(4)/
                                         -------- -------- -------- ------------
High Yield Bond Fund Class A............   0.76%    0.43%    0.18%       -- %
High Yield Bond Fund Class B............   0.37     0.42     0.18        --
High Yield Bond Fund Class II...........     --       --     0.18       0.01
High Yield Bond Fund Class I............   0.92     0.57     0.18       3.00
High Yield Bond Fund Class Z............   0.47     0.60     0.18       0.03

(6) As disclosed in the Notes to the Financial Statements, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.01% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

TAX EXEMPT INSURED FUND

                                             Net gain
                                             (loss) on
                                            Investments
                     Net Asset                 (both               Dividends  Net Asset             Net Assets   Ratio of
                      Value,      Net        realized   Total from  from net   Value,                 end of     expenses
                     beginning Investment       and     Investment Investment  end of     Total       Period    to average
Period Ended         of period Income/(1)/  unrealized) Operations   Income    period   Return/(2)/  (000's)    net assets
------------         --------- ----------   ----------- ---------- ---------- --------- ----------  ---------- ----------
                                                                                     Class A
                                                                                     -------
3/31/98.............  $12.35     $0.58        $ 0.67      $ 1.25     $(0.57)   $13.03     10.28%     $88,519      1.24%
3/31/99.............   13.03      0.56          0.02        0.58      (0.54)    13.07      4.55       80,716      1.24
3/31/00.............   13.07      0.55         (0.71)      (0.16)     (0.54)    12.37     (1.20)      68,650      1.28
3/31/01.............   12.37      0.56          0.66        1.22      (0.57)    13.02     10.08       72,394      1.26
3/31/02.............   13.02      0.52/(7)/    (0.30)       0.22      (0.52)    12.72      1.70       75,071      1.29/(6)/
                                                                                     Class B
                                                                                     -------
3/31/98.............  $12.35     $0.49        $ 0.68      $ 1.17     $(0.48)   $13.04      9.65%     $22,878      1.90%
3/31/99.............   13.04      0.47          0.02        0.49      (0.46)    13.07      3.78       21,651      1.91
3/31/00.............   13.07      0.47         (0.71)      (0.24)     (0.46)    12.37     (1.83)      16,269      1.92
3/31/01.............   12.37      0.47          0.66        1.13      (0.48)    13.02      9.31       16,302      1.97
3/31/02.............   13.02      0.41/(7)/    (0.28)       0.13      (0.43)    12.72      0.95       18,090      2.04/(6)/
                                                                                    Class II
                                                                                    --------
6/01/99-3/31/00/(3)/  $12.83     $0.37        $(0.47)     $(0.10)    $(0.36)   $12.37     (0.76)%    $   577      1.95%/(4)(5)/
3/31/01.............   12.37      0.47          0.66        1.13      (0.48)    13.02      9.32          721      1.95(5)
3/31/02.............   13.02      0.41/(7)/    (0.28)       0.13      (0.43)    12.72      0.99        4,095      1.95/(5)(6)/


                      Ratio of net
                       Investment
                         Income
                       to average        Portfolio
Period Ended           net assets        Turnover
------------         ------------        ---------
3/31/98.............     4.52%               48%
3/31/99.............     4.23                34
3/31/00.............     4.41                33
3/31/01.............     4.41                24
3/31/02.............     3.99/(6)(7)/       140


3/31/98.............     3.86%               48%
3/31/99.............     3.57                34
3/31/00.............     3.77                33
3/31/01.............     3.71                24
3/31/02.............     3.22/(6)(7)/       140


6/01/99-3/31/00/(3)/     3.82%/(4)(5)/       33%
3/31/01.............     3.73/(5)/           24
3/31/02.............     3.21/(5)(6)(7)/    140

--------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                          3/31/00/(4)/ 3/31/01 3/31/02
                                          -----------  ------- -------
         Tax Exempt Insured Fund Class II    5.20%      1.59%   0.56%

(6) The ratios for Class II reflect an expense cap of 1.95% which is net of custody credits of 0.01%. Ratios for Class A and Class B are gross of custody credits of 0.01%
(7) As disclosed in the Notes to the Financial Statements, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.01% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

         For More Information

The following documents contain more information about the Funds and are available free of charge upon request:

   ANNUAL AND SEMIANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The reports also contain a written analysis of market conditions and investment strategies that significantly affected a Fund's performance during the applicable period.

   STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Funds' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Funds by contacting:

   (via regular mail)
   SunAmerica Fund Services
   c/o NFDS
   PO Box 219186
   Kansas City, MO 64121-9186

   (via Express, Certified and Registered Mail)
   SunAmerica Fund Services
   c/o NFDS
   330 W 9th St.
   Kansas City, MO 64105-1514
   www.sunamericafunds.com

or

by calling your broker or financial advisor.

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

DISTRIBUTOR: AIG SunAmerica Capital Services, Inc.

INVESTMENT COMPANY ACT
File No. 811-4708